NATIONS                                                               [GRAPHIC]
  FUNDS
                                                 Investments For A Lifetime[SM]


              MONEY                                    Nations
                                                       Tax Exempt Fund

                                                       Nations
              MARKET                                   Treasury Fund

                                                       Nations
                                                       Government
              FUNDS                                    Money Market Fund

                                                       Nations
                                                       Prime Fund


              Semi-Annual Report For The Period
              Ended September 30, 1997

This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.       [GRAPHIC DEPICTING BASKETS]

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners and Boatmen's Capital
Management, Inc.


----------------------------------
           NOT FDIC
           INSURED
----------------------------------
       MAY LOSE VALUE
----------------------------------
       NO BANK GUARANTEE
----------------------------------

NATIONS FUNDS

DEAR SHAREHOLDER:

The capital markets, particularly the U.S. stock markets, have continued to surprise participants with solid investment returns through the first nine months of 1997. But as we had anticipated in January, the markets have become more volatile than in the previous two years. Stock investors have experienced more daily swings exceeding one percent of value than at any time in the 1990s. Bond investors have seen yields move up and down in a broad range for most of the year. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts.

Investors have continued to benefit from the outstanding economic conditions in the U.S. Employment is high and jobs are being produced at a 200,000-plus rate monthly. The growth rate for the U.S. economy has exceeded three percent in real terms (after inflation) for the past four quarters. Corporate profits are exceeding Wall Street estimates and should finish the year up about twelve percent, which would make 1997 a record sixth consecutive year of double-digit profit growth. Inflation is perhaps the biggest of all: retail inflation has registered a benign 2.2 percent for the past year, and wholesale inflation has actually dropped over the same period.

As we have noted, investors have been the beneficiaries of strong economic and market conditions over the past three years. However, we do not subscribe to the notion that the historical business cycle has been "repealed." Indeed, we encourage investors to maintain reasonable expectations about the future. A recent national survey of 750 mutual fund investors conducted by Montgomery Asset Management found that those shareholders surveyed anticipated average annual returns of 34 percent on their investments over the next decade. Such results, roughly triple the average annual return from stocks over the past 60 years, demonstrate the strong exuberance in the marketplace and give us some cause for concern. We believe investors should temper their expectations of the future and enjoy the rewards of the recent past.

That being said, there is little on the horizon that would suggest trouble for investors as 1997 draws to a close. We believe that the pattern of the past several years will continue to hold true and should produce a reasonable investment environment as we move into the new year. The economy continues its vigorous pace, monetary policy is neutral, inflation is virtually absent, and the profit picture remains intact. However, any changes on any of these fronts could translate into market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' investment objectives.

Sincerely,
/s/ A. Max Walker                                    /s/ Mark Williamson
A. Max Walker                                        Mark Williamson
President and Chairman of the Board                  President, NationsBanc Advisors, Inc.
September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100.6%
                ALABAMA -- 2.6%
                Alabama (State of), Housing
                  Finance Authority,
                  Multi-family Housing, AmSouth
                  Bank N.A., Birmingham LOC:
$ 6,200,000     (Ski Lodge III), Series A,
                  4.150% 03/01/15+.............   $    6,200,000
  6,000,000     (Turtle Lake Project), Series
                  F,
                  4.100% 09/01/23+.............        6,000,000
  1,610,000     Birmingham, Alabama, Industrial
                  Development Board,
                  (Avondale -- Phase III),
                  AmSouth Bank N.A., Birmingham
                  LOC, 4.400% 06/01/00+........        1,610,000
  3,600,000     Gadsden, Alabama, Industrial
                  Development Board, Industrial
                  Development Revenue,
                  (Keystone Foods Corporation
                  Project), AMT, Bank of
                  Scotland LOC, 4.250%
                  05/01/04+....................        3,600,000
 10,000,000     McIntosh, Alabama, Industrial
                  Development Board, Solid
                  Waste Disposal Revenue,
                  (Ciba-Geigy Corporation
                  Project), Union Bank of
                  Switzerland LOC, 4.200%
                  07/01/04+....................       10,000,000
  4,000,000     Mobile, Alabama, Industrial
                  Development Board, (IB
                  Chemical Company Project),
                  Industrial Bank of Japan Ltd.
                  LOC, 4.300% 12/01/97+........        4,000,000
  9,890,000     Mobile, Alabama, Public
                  Educational Building
                  Authority Revenue, (Alabama
                  High School Math & Science
                  Project), 4.100% 07/01/22+...        9,890,000
  2,000,000     Opelika, Alabama, Industrial
                  Development Board, (Flowers
                  Baking Company Project),
                  SunTrust Bank LOC, 4.150%
                  12/01/99+....................        2,000,000
  1,000,000     Parish, Alabama, Industrial
                  Development Board, PCR,
                  (Alabama Power Company
                  Project), 3.900%
                  06/01/15++...................        1,000,000
                Phenix (County of), Alabama,
                  Industrial Development Board,
                  Environmental Improvement
                  Revenue, AMT (Mead Coated
                  Board Project):
  4,100,000     Bayerische Vereinsbank LOC,
                  3.950% 03/01/31++............        4,100,000
  4,200,000     Series A, Toronto Dominion Bank
                  LOC, 3.950% 06/01/28++.......        4,200,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                ALABAMA -- (CONTINUED)
$ 5,700,000     Stevenson, Alabama, Industrial
                  Development Board,
                  Environmental Improvement
                  Revenue, (Mead Corporation
                  Project), AMT, Societe
                  Generale LOC, 3.950%
                  01/01/31++...................   $    5,700,000
                                                  --------------
                                                      58,300,000
                                                  --------------
                ALASKA -- 1.7%
 16,600,000     Alaska, (State of) Industrial
                  Development and Export
                  Authority Exempt Facilities
                  Revenue, (Fairbanks Gold
                  Mining, Inc.), Union Bank of
                  Switzerland LOC, 4.200%
                  05/01/09+....................       16,600,000
 20,750,000     Valdez, Alaska, Marine Term
                  Revenue, (Arco Transportation
                  Project), Series B, Atlantic
                  Richfield Guaranteed, 4.250%
                  05/01/31+....................       20,750,000
                                                  --------------
                                                      37,350,000
                                                  --------------
                ARIZONA -- 5.1%
                Apache (County of), Arizona,
                  Industrial Development
                  Authority, PCR, (Tuscon
                  Electric Power):
  5,500,000     Series 83A, Barclays Bank Plc
                  LOC, 4.100% 12/15/18+........        5,500,000
 12,700,000     Series 83B, Bank of New York
                  LOC, 4.150% 12/15/18+........       12,700,000
 29,300,000     Series A, Chase Bank LOC,
                  4.100% 06/15/20+.............       29,300,000
  5,100,000     Goodyear, Arizona, Industrial
                  Development Authority, (Walle
                  Corporation Project), AMT,
                  PNC Bank LOC, 4.250%
                  05/01/15+....................        5,100,000
  2,700,000     Maricopa (County of), Arizona,
                  PCR, (Arizona Public Service
                  Company), Series F, Bank of
                  America LOC, 3.900%
                  05/01/29++...................        2,700,000
                Maricopa (County of), Arizona,
                  Unified School District:
  6,000,000     No. 69 Paradise Valley, Tax
                  Anticipation Notes, Series A,
                  4.400% 06/30/98..............        6,022,708
  5,000,000     No. 80 Chandler, Tax
                  Anticipation Notes, Series A,
                  4.400% 06/30/98..............        5,018,923
  4,000,000     No. 83 Cartwright Elementary,
                  Tax Anticipation Notes,
                  Series A, 4.400% 06/30/98....        4,015,139

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                ARIZONA -- (CONTINUED)
                Pima (County of), Arizona,
                  Industrial Development
                  Authority, (Tuscon Electric),
                  Series A:
$33,800,000     Bank of America LOC, 4.150%
                  07/01/22+....................   $   33,800,000
  7,700,000     Societe Generale LOC, 4.100%
                  06/15/22+....................        7,700,000
                                                  --------------
                                                     111,856,770
                                                  --------------
                ARKANSAS -- 0.4%
  6,300,000     Little Rock, Arkansas,
                  Metrocentre District Number
                  1, Improvement Revenue,
                  (Little Rock Newspapers Inc.
                  Project), Bank of New York
                  LOC, 3.950% 12/01/25++.......        6,300,000
  3,250,000     Lowell, Arkansas, Industrial
                  Development Revenue, (Little
                  Rock Newspapers Inc.
                  Project), AMT, Bank of New
                  York LOC, 4.200% 06/01/31+...        3,250,000
                                                  --------------
                                                       9,550,000
                                                  --------------
                CALIFORNIA -- 1.6%
 10,850,000     California (State of), Higher
                  Education Loan, Student Loan
                  Revenue, Sallie Mae Guaranty,
                  4.000% 07/01/98..............       10,850,000
                Los Angeles, California,
                  Regional Airports Improvement
                  Corporation, (Los Angeles
                  International Airport),
                  Societe Generale LOC:
  2,000,000     Facilities Sublease Revenue,
                  3.850% 12/01/25++............        2,000,000
  5,900,000     Terminal Facilities Completion
                  Revenue, AMT, Societe
                  Generale LOC, 3.950%
                  12/01/25++...................        5,900,000
 16,900,000     Student Education Loan
                  Marketing Corporation,
                  Student Loan Revenue, Series
                  A, Dresdner Bank LOC, 4.100%
                  11/01/02+....................       16,900,000
                                                  --------------
                                                      35,650,000
                                                  --------------
                COLORADO -- 3.0%
  1,000,000     Adams (County of), Colorado,
                  School District No. 12, GO,
                  FGIC Insured, 4.125%
                  12/15/97.....................        1,001,063

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                COLORADO -- (CONTINUED)
$13,000,000     Colorado (State of), Housing
                  Finance Authority,
                  Multi-family Housing Revenue,
                  (Grants Plaza), Series A,
                  Bankers Trust Company LOC,
                  4.175% 11/01/09+.............   $   13,000,000
  1,900,000     Colorado (State of), Post
                  Secondary Educational
                  Authority, Economic
                  Development Revenue, Bank One
                  LOC, 4.150% 06/01/11+........        1,900,000
                Denver (City & County of)
                  Colorado, Airport Revenue,
                  AMT:
  3,500,000     Series F, Bank of Montreal LOC,
                  4.250% 11/15/25+.............        3,500,000
  5,000,000     Series G, Credit Local de
                  France LOC, 4.250%
                  11/15/25+....................        5,000,000
  2,205,000     El Paso (County of), Colorado,
                  Multi-family Housing Revenue,
                  (Briarglen Apartments
                  Project), General Electric
                  Capital Corporation Guaranty
                  LOC, 4.100% 12/01/24+........        2,205,000
  1,440,000     Englewood, Colorado, Industrial
                  Development Revenue, (Swedish
                  Mob Project), Bank of Tokyo-
                  Mitsubishi Bank Ltd. LOC,
                  4.200% 12/01/10+.............        1,440,000
 32,000,000     Moffat (County of), Colorado,
                  PCR, CFC Guarantee, AMBAC
                  Insured, Societe Generale
                  SBPA, 4.100% 07/01/20+.......       32,000,000
  6,600,000     Pitkin (County of), Colorado,
                  Industrial Development
                  Revenue, (Aspen Skiing
                  Company Project), First
                  National Bank of Chicago LOC,
                  Series B, AMT, 3.900%
                  04/01/14++...................        6,600,000
                                                  --------------
                                                      66,646,063
                                                  --------------
                DELAWARE -- 2.6%
 24,000,000     Delaware (State of), Economic
                  Development Authority
                  Revenue, Hospital Billing,
                  Series C, MBIA Insured,
                  Morgan Stanley Group, Inc.
                  SBPA, 4.050% 12/01/15+.......       24,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                DELAWARE -- (CONTINUED)
                Delaware (State of), Economic
                  Development Authority,
                  Industrial Development
                  Revenue, (Star Enterprise),
                  AMT:
$10,000,000     Series A, Canadian Imperial
                  Bank of Commerce LOC, 3.800%
                  08/01/29+....................   $   10,000,000
 10,000,000     Series B, Canadian Imperial
                  Bank of Commerce LOC, 4.100%
                  08/01/29+....................       10,000,000
 13,900,000     Series C, Canadian Imperial
                  Bank of Commerce LOC, 4.200%
                  08/01/29+....................       13,900,000
                                                  --------------
                                                      57,900,000
                                                  --------------
                DISTRICT OF COLUMBIA -- 1.0%
                District of Columbia, GO,
                  (Georgetown University),
                  Bayerische Landesbank LOC:
  4,145,000     Series B, 4.050% 04/01/04+.....        4,145,000
  5,700,000     Series C, 4.050% 04/01/12+.....        5,700,000
  7,300,000     Series D, 4.050% 04/01/17+.....        7,300,000
  1,100,000     Series E, 4.050% 04/01/18+.....        1,100,000
  2,900,000     District of Columbia, Hospital
                  Revenue, (Columbia Women's
                  Hospital), Series A, Bank of
                  Tokyo-Mitsubishi Bank Ltd.
                  LOC, 4.300% 07/01/20+........        2,900,000
                                                  --------------
                                                      21,145,000
                                                  --------------
                FLORIDA -- 8.3%
 12,810,000     Broward (County of), Florida,
                  Housing Finance Authority,
                  Multi-family Housing Revenue,
                  (Fisherman's Project),
                  Continental Casualty Surety
                  Bond, 4.100% 11/01/07+.......       12,810,000
                Dade (County of), Florida,
                  Industrial Development
                  Authority:
                  (Dolphins Stadium Project),
                  Societe Generale LOC:
  4,100,000     Series C, 4.100% 01/01/16+.....        4,100,000
  5,200,000     Series D, 4.100% 01/01/16+.....        5,200,000
  4,220,000     (Phase II Furniture Corporation
                  Project), AMT, SunTrust Bank
                  LOC, 4.250% 11/01/14+........        4,220,000
 14,998,500     Florida (State of), Board of
                  Education, Capital Outlay,
                  BTP-179, Bankers Trust
                  Company SBPA, 3.550%
                  06/01/01+....................       14,998,500

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                FLORIDA -- (CONTINUED)
$24,225,000     Florida (State of), Housing
                  Finance Agency, AMT, 4.000%
                  06/01/98.....................   $   24,225,000
                Florida (State of), Housing
                  Finance Agency, Multi-family
                  Housing Revenue:
 14,800,000     (Clear Lake Project), Series D,
                  Continental Casualty Surety
                  Bond, 4.100% 12/01/09+.......       14,800,000
  3,100,000     (Lake of North Dale Project),
                  Southtrust Bank LOC, 4.200%
                  06/01/07+....................        3,100,000
  5,000,000     (Lakeside Project), Series B,
                  Bankers Trust Company LOC,
                  4.175% 08/01/06+.............        5,000,000
  7,000,000     (Woodlands Project), Citibank
                  LOC, 4.100% 12/01/07+........        7,000,000
  2,025,000     Gainsville, Florida, Utilities
                  (Series A, pre-refunded)
                  7.875% 10/01/97..............        2,065,500
                Jacksonville, Florida, Hospital
                  Revenue, (Baptist Medical
                  Center Project), First Union
                  National Bank, Charlotte LOC:
  6,600,000     4.100% 06/01/09+...............        6,600,000
 21,695,000     3.800% 07/01/14+...............       21,695,000
  4,700,000     Jacksonville, Florida, Parking
                  Systems Revenue, (University
                  of North Florida Foundation
                  Inc., Project), First Union
                  National Bank LOC, 4.050%
                  05/01/22+....................        4,700,000
  2,500,000     Key West, Florida, Community
                  Redevelopment Agency Revenue,
                  (Pier House Joint Venture),
                  PNC Bank, Ohio LOC, 4.100%
                  01/01/98+....................        2,500,000
  3,750,000     Manatee (County of), Florida,
                  Housing Finance Authority,
                  Multi-family Mortgage
                  Revenue, (Hampton Court
                  Project), Series A, First
                  Union National Bank LOC,
                  4.050% 06/01/07+.............        3,750,000
 10,950,000     Orange (County of) Florida,
                  Health Facilities Authority
                  Revenue, (SHCC Services Inc.
                  Project), SunTrust Bank LOC,
                  4.150% 12/01/23+.............       10,950,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                FLORIDA -- (CONTINUED)
$ 7,000,000     Palm Beach (County of),
                  Florida, (Norton Gallery Inc.
                  Project), Northern Trust LOC,
                  4.050% 05/01/25+.............   $    7,000,000
  3,250,000     St. Lucie (County of), Florida,
                  Industrial Development
                  Authority, (Florida
                  Convalescent Centers
                  Project), Series A, Toronto
                  Dominion Bank LOC, 3.750%
                  01/01/11+++..................        3,250,000
                St. Lucie (County of), Florida,
                  PCR, (Florida Power and Light
                  Company):
 10,025,000     3.650% 10/08/97................       10,025,000
  7,000,000     3.650% 10/08/97................        7,000,000
  9,500,000     University of Northern Florida,
                  Capital Improvement Revenue,
                  First Union National Bank of
                  North Carolina LOC, 4.100%
                  11/01/27+....................        9,500,000
                                                  --------------
                                                     184,489,000
                                                  --------------
                GEORGIA -- 5.6%
 10,000,000     Albany-Dougherty, Georgia,
                  Payroll Development
                  Authority, PCR, (Philip
                  Morris Companies Inc.
                  Project), 4.150% 10/01/05+...       10,000,000
  6,385,000     Clayton (County of), Georgia,
                  Housing Authority,
                  Multi-family Housing Revenue,
                  (Chateau Forest Apartments),
                  Series E, Barclays Bank Plc
                  LOC, 4.050% 01/01/21+........        6,385,000
  2,445,000     Cobb (County of), Georgia,
                  Industrial Development
                  Authority Revenue,
                  (Datagraphic Inc. Project),
                  AMT, Southtrust Bank LOC,
                  4.050% 05/01/05+.............        2,445,000
  3,700,000     Cobb (County of), Georgia,
                  Residential Care Facilities
                  for the Elderly Authority,
                  (North Georgia Presbyterian
                  Homes, Inc. Project),
                  SunTrust Bank LOC, 4.150%
                  08/01/18+....................        3,700,000
  2,250,000     Columbus, Georgia, Housing
                  Authority, Multi-family
                  Housing Revenue, (Quail Ridge
                  Project), Columbus Bank &
                  Trust Company LOC, 4.350%
                  02/01/05+....................        2,250,000
  3,555,000     Columbus, Georgia, Industrial
                  Development Revenue,
                  (Parisian Inc. Project),
                  Columbus Bank & Trust Company
                  LOC, 4.450% 04/01/07+........        3,555,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                GEORGIA -- (CONTINUED)
$ 1,200,000     Coweta (County of), Georgia,
                  Development Authority,
                  Industrial Revenue, (Jack
                  Eckerd Corporation Project),
                  UBS LOC, 3.800% 03/01/09++...   $    1,200,000
                Dekalb (County of), Georgia,
                  Housing Authority,
                  Multi-family Housing Revenue:
  2,800,000     (Camden Brook Project), FNMA
                  Collateral Agreement, 4.150%
                  06/15/25+....................        2,800,000
  5,430,000     (Haystack Apartment Projects),
                  AMT, General Electric Capital
                  Corporation LOC, 4.250%
                  12/01/20+....................        5,430,000
  6,875,000     (Stone Mill Run Apartments
                  Project), Series A, AMT,
                  First Tennessee Bank LOC,
                  4.200% 08/01/27+.............        6,875,000
  5,000,000     (Terrace Club Project), Series
                  B, Southtrust Bank LOC,
                  4.200% 11/01/15+.............        5,000,000
 13,760,000     (Wood Terrace Apartments
                  Project), FNMA Collateral
                  Agreement, 4.050%
                  12/15/15+....................       13,760,000
  3,960,000     Dekalb (County of), Georgia,
                  Housing Authority, Revenue
                  Anticipation Certificates,
                  (Dekalb Medical Center
                  Project), SunTrust Bank LOC,
                  4.150% 09/01/09+.............        3,960,000
  6,200,000     Fulco (County of), Georgia,
                  Hospital Authority, Revenue
                  Anticipation Certificates,
                  (Piedmont Hospital Project),
                  Sun Trust Bank LOC, 4.150%
                  02/01/07+....................        6,200,000
  3,000,000     Fulton (County of), Georgia,
                  Development Authority
                  Revenue, (Spelman College
                  Project), SunTrust Bank LOC,
                  4.150% 06/01/16+.............        3,000,000
  2,400,000     Greene (County of), Georgia,
                  Industrial Development
                  Authority Revenue, (Chipman-
                  Union Inc. Project), Series
                  A, AMT, SunTrust Bank LOC,
                  4.250% 03/01/05+.............        2,400,000
  3,700,000     Gwinnett (County of), Georgia,
                  Industrial Development
                  Revenue, (United Stationers
                  Company Project), PNC Bank
                  LOC, 4.100% 12/31/02+........        3,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                GEORGIA -- (CONTINUED)
$ 3,000,000     Henry (County of), Georgia,
                  Development Authority
                  Revenue, (Georgia-Pacific
                  Corporation Project),
                  SunTrust Bank LOC, 4.150%
                  05/01/04+....................   $    3,000,000
                Municipal Electric Authority,
                  Georgia, (Project One),
                  Subordinated Bonds:
  8,250,000     Series D, ABN-AMRO LOC, 4.150%
                  01/01/22+....................        8,250,000
 15,000,000     Series E, ABN-AMRO LOC, 4.100%
                  01/01/26+....................       15,000,000
  5,000,000     Smyrna, Georgia, Multi-family
                  Housing Authority Revenue,
                  (Post Valley Project), FNMA
                  Collateralized, 4.100%
                  06/01/25+....................        5,000,000
  4,000,000     Tallapoosa, Georgia,
                  Development Authority
                  Revenue, (U.S. Canada Company
                  Project), Harris Trust &
                  Savings Bank LOC, 4.050%
                  02/01/15+....................        4,000,000
  5,000,000     Thomaston-Upson (County of),
                  Georgia, Industrial
                  Development Revenue,
                  (Quad/Thomaston Project),
                  First Union National Bank,
                  Charlotte LOC, 4.100%
                  04/01/00+....................        5,000,000
                                                  --------------
                                                     122,910,000
                                                  --------------
                HAWAII -- 0.4%
  8,700,000     Hawaii (State of), Housing
                  Finance and Development
                  Corporation, Rental Housing
                  System Revenue Bonds, Series
                  89A, Banque Nationale de
                  Paris LOC, 4.150%
                  07/01/24+....................        8,700,000
                                                  --------------
                ILLINOIS -- 13.5%
  6,275,000     Chicago, Illinois, Industrial
                  Development Revenue, (Eli's
                  Chicago's Finest Inc.), AMT,
                  First Bank LOC, 4.300%
                  11/01/26+....................        6,275,000
  2,700,000     Chicago, Illinois, O'Hare
                  International Airport,
                  (American Airlines Inc.),
                  Series A, Royal Bank of
                  Canada LOC, 3.900%
                  12/01/17++...................        2,700,000
                Chicago, Illinois, O'Hare
                  International Airport, Second
                  Lien:
 12,100,000     Series A, Societe Generale LOC,
                  4.100% 01/01/15+.............       12,100,000
  3,300,000     Series C, Societe Generale LOC,
                  4.050% 01/01/18+.............        3,300,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                ILLINOIS -- (CONTINUED)
                Illinois (State of),
                  Development Finance
                  Authority:
$ 3,920,000     (Chicago Academy of Sciences),
                  American National Bank &
                  Trust Company LOC, 4.200%
                  01/01/31+....................   $    3,920,000
 26,100,000     (Chicago Symphony Orchestra),
                  Northern Trust Company LOC,
                  4.050% 12/01/28+.............       26,100,000
 19,400,000     (Chicago Symphony Project),
                  Bank of America LOC, 4.050%
                  06/01/31+....................       19,400,000
 26,600,000     (Lyric Opera Chicago Project),
                  Northern Trust Company; NBD
                  Bank N.A.; Harris Trust &
                  Savings Bank; and Caisse
                  National de Credit Agricole
                  LOC, 4.050% 12/01/28+........       26,600,000
  5,000,000     (Presbyterian Home Lake),
                  Series A, ABN-AMRO Bank LOC,
                  4.200% 09/01/31+.............        5,000,000
  9,000,000     (Roosevelt University Project),
                  American National Bank &
                  Trust Company LOC, 4.200%
                  04/01/25+....................        9,000,000
  9,000,000     (YMCA of Metropolitan Chicago
                  Project), Series A, Harris
                  Trust & Savings Bank LOC,
                  4.050% 06/01/26+.............        9,000,000
  2,000,000     Illinois (State of),
                  Development Finance
                  Authority, Economic
                  Development Revenue, (Addison
                  450 LP Project), AMT,
                  American National Bank &
                  Trust Company LOC, 4.150%
                  12/01/09+....................        2,000,000
                Illinois (State of),
                  Development Finance
                  Authority, Industrial
                  Development Revenue:
  2,000,000     (MTI Project), AMT, Industrial
                  Bank of Japan Ltd., NY LOC,
                  4.300% 01/01/09+.............        2,000,000
  3,000,000     (Randolph Pickle Corporation),
                  AMT, American National Bank &
                  Trust Company LOC, 4.400%
                  06/01/12+....................        3,000,000
  2,515,000     (Xavier University), American
                  National Bank & Trust Company
                  LOC, 4.200% 10/01/12+........        2,515,000
                Illinois (State of),
                  Development Finance
                  Authority, PCR:
  3,700,000     (Diamond Star Motors Project),
                  Bank of Tokyo-Mitsubishi Bank
                  Ltd. LOC, 3.950%
                  12/01/08++...................        3,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                ILLINOIS -- (CONTINUED)
$ 7,100,000     (Edison Company Project),
                  Series C, ABN-AMRO Bank LOC,
                  4.150% 03/01/09+.............   $    7,100,000
  9,300,000     (Illinois Power Company
                  Project), AMT, Series B, Bank
                  of Tokyo-Mitsubishi Bank Ltd.
                  LOC, 3.800% 03/01/17+........        9,300,000
  6,500,000     (Pollution Power Project),
                  Canadian Imperial Bank of
                  Canada LOC, 3.800% 03/17/98..        6,500,000
  3,700,000     Illinois (State of),
                  Educational Facilities
                  Revenue: (Arts Clubs of
                  Chicago), Northern Trust
                  Company LOC, 4.050%
                  01/01/26+....................        3,700,000
  6,400,000     (Chicago Historical Society)
                  Northern Trust Company, LOC,
                  3.450% 12/01/25+.............        6,400,000
 14,700,000     (Illinois Institute of
                  Technology), Series A, NBD
                  Bank N.A.; Northern Trust
                  Company LOC, 4.050%
                  09/01/25+....................       14,700,000
  6,000,000     (Museum of Science & Industry),
                  First National Bank of
                  Chicago LOC, 4.050%
                  10/01/26+....................        6,000,000
 11,675,000     (University Pooled Financing
                  Program), FGIC Insured, NBD
                  Bank N.A. SBPA, 4.050%
                  12/02/05+....................       11,675,000
  5,600,000     Illinois (State of), Health
                  Facilities Authority Revenue
                  Bonds: (Childrens Memorial
                  Hospital Project), Series B,
                  National Bank of Detroit LOC,
                  4.050% 11/01/15+.............        5,600,000
  7,900,000     (Condell Memorial Hospital
                  Project), Bank of Tokyo-
                  Mitsubishi Bank Ltd. LOC,
                  3.450% 11/01/05+++...........        7,900,000
                (Evanston Hospital Corporation
                  Project):
  5,000,000     3.650% 10/31/97................        5,000,000
  7,000,000     3.750% 01/15/98................        7,000,000
  5,000,000     3.950% 04/30/98................        5,000,000
  5,000,000     3.900% 07/31/98................        5,000,000
  4,000,000     (Gottlieb Health Resources Inc.
                  Project), Harris Trust and
                  Savings Bank LOC, 4.050%
                  11/15/24+....................        4,000,000
  1,000,000     (Northwestern Memorial Hospital
                  Project), Northern Trust
                  Company LOC, 3.800%
                  08/15/25+....................        1,000,000
 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                ILLINOIS -- (CONTINUED)
$ 2,950,000     (Park Plaza Retirement Center
                  Project), ABN-AMRO Bank LOC,
                  4.050% 09/15/20+.............   $    2,950,000
  6,700,000     (The Streeterville Corporation
                  Project), First National Bank
                  of Chicago LOC, 4.050%
                  08/15/24+....................        6,700,000
  7,000,000     Jackson-Union (Counties of),
                  Illinois, Regional District,
                  Port Facilities Revenue,
                  (Environmental Transportation
                  Services), First Union
                  National Bank LOC, 4.150%
                  04/01/22+....................        7,000,000
  4,500,000     Kane (County of), Illinois,
                  Revenue Bonds, (Glenwood
                  School For Boys), Harris
                  Trust & Savings Bank,
                  Illinois LOC, 4.050%
                  02/01/28+....................        4,500,000
  9,200,000     Orland Park, Illinois,
                  Industrial Development
                  Revenue, (Panduit Corporation
                  Project), AMT, Wachovia Bank,
                  Georgia LOC, 4.150%
                  04/01/31+....................        9,200,000
  7,000,000     Quincy, Illinois, (Quincy
                  University), Allied Irish
                  Bank Plc. LOC, 4.150%
                  06/01/22+....................        7,000,000
  7,195,000     Richton Park, Illinois,
                  Industrial Development
                  Revenue, (Sinter Metals Inc.
                  Project), AMT, Mellon Bank
                  LOC, 4.250% 04/01/16+........        7,195,000
  9,200,000     Sauget, Illinois, GO, Credit
                  Locale de France LOC, 4.050%
                  02/01/16+....................        9,200,000
  1,800,000     Southwestern Illinois
                  Development Authority,
                  Industrial Development
                  Revenue, (Robinson Steel
                  Company Inc. Project), AMT,
                  American National Bank &
                  Trust Company LOC, 4.150%
                  12/01/06+....................        1,800,000
                                                  --------------
                                                     298,030,000
                                                  --------------
                INDIANA -- 3.8%
  5,400,000     Duneland, Indiana, (Chesterton
                  School Corporation), Tax
                  Anticipation Time Warrants,
                  4.100% 12/31/97..............        5,405,844
  5,300,000     Fort Wayne, Indiana, Economic
                  Development Revenue,
                  (Georgetown Place Venture
                  Project), Banc One N.A. LOC,
                  4.150% 12/01/15+.............        5,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                INDIANA -- (CONTINUED)
$ 3,495,000     Hendricks (County of), Indiana,
                  Redevelopment Commission, Tax
                  Increment Revenue, (Heartland
                  Crossings Project), Series A,
                  Banc One N.A. LOC, 4.250%
                  01/01/22+....................   $    3,495,000
  5,000,000     Indiana (State of), Bond Bank,
                  (Advanced Funding Notes),
                  Series A2, 4.250% 01/21/98...        5,008,153
                Indiana (State of), Development
                  Finance Authority, Economic
                  Development Revenue:
 14,900,000     Educational Facilities,
                  (Indiana Historical Society
                  Project), NBD Bank LOC,
                  4.050% 08/01/31+.............       14,900,000
  2,100,000     (Fischer Enterprises Ltd.
                  Project), PNC Bank LOC,
                  4.250% 11/01/01+.............        2,100,000
  2,400,000     (Walker-Williams Lumber
                  Company, Inc.), AMT, Columbus
                  Bank & Trust Company LOC,
                  4.450% 01/01/09+.............        2,400,000
                Indianapolis, Indiana, Economic
                  Development Revenue:
  1,750,000     (Art Center of Indianapolis
                  Project), Bank One, Indiana
                  LOC, 4.150% 02/01/98+........        1,750,000
  7,600,000     (Edgcomb Metals Company
                  Project), Banque Nationale de
                  Paris LOC, 4.050%
                  12/01/08+....................        7,600,000
                Indianapolis, Indiana,
                  Multi-family Housing Revenue:
  1,300,000     (Canal Square Project), Societe
                  Generale LOC, 4.100%
                  12/01/15+....................        1,300,000
  3,200,000     (El Beulah Retirement Village),
                  National Bank of Detroit LOC,
                  3.950% 03/01/21+.............        3,200,000
                Purdue University, Indiana,
                  University Revenue, Student
                  Fee:
  3,300,000     Series H, 4.050% 07/01/17+.....        3,300,000
  3,400,000     Series K, 4.050% 07/01/20+.....        3,400,000
  2,900,000     Rockport, Indiana, PCR,
                  (Indiana and Michigan
                  Electric Company), Series A,
                  AMBAC Insured, Swiss Bank
                  LOC, 4.100% 08/01/14+........        2,900,000
  5,500,000     St. Joseph (County of),
                  Indiana, Economic Development
                  Revenue, (Brothers of the
                  Holy Cross Project), Key Bank
                  LOC, 3.600% 09/01/17+........        5,500,000
 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                INDIANA -- (CONTINUED)
$ 6,600,000     Terre Haute, Indiana, Economic
                  Development Revenue, (First
                  Financial Corporation
                  Project), First National Bank
                  of Chicago LOC, 4.050%
                  12/01/15+....................   $    6,600,000
  9,500,000     Vigo (County of), Indiana,
                  School Corporation Warrants,
                  4.000% 12/30/97..............        9,504,534
                                                  --------------
                                                      83,663,531
                                                  --------------
                IOWA -- 0.1%
  2,000,000     Iowa (State of), Finance
                  Authority, Industrial
                  Development Revenue, (Sauer-
                  Sunstrand Company Project),
                  AMT, Bayerishce Vereinsbank
                  LOC, 4.100% 05/01/26+........        2,000,000
                                                  --------------
                KANSAS -- 3.0%
  9,600,000     Kansas (State of), Development
                  Finance Authority, (Seaboard
                  Projects), Series A, AMT,
                  Bank of New York LOC, 4.200%
                  12/02/25+....................        9,600,000
  6,020,000     Lawrence, Kansas, GO, Series B,
                  3.900% 10/01/98..............        6,018,799
 42,870,000     Olathe, Kansas, Educational
                  Facilities Revenue, (Kansas
                  Independent College
                  Association), Series A,
                  Midland Bank Plc LOC, 4.100%
                  07/01/24+....................       42,870,000
  2,800,000     Wichita, Kansas, Industrial
                  Revenue, (Brenner Tank Inc.
                  Project), AMT, Bank One LOC,
                  4.250% 12/01/05+.............        2,800,000
  5,600,000     Winfield, Kansas, Industrial
                  Development Revenue, Morgan
                  Guaranty Trust Company, New
                  York, LOC, (Binney & Smith),
                  4.050% 11/01/07+.............        5,600,000
                                                  --------------
                                                      66,888,799
                                                  --------------
                KENTUCKY -- 4.3%
 31,500,000     Daviess (County of), Kentucky,
                  Solid Waste Disposal
                  Facilities Revenue, (Scott
                  Paper Company Project),
                  Series A, AMT, Kimberly Clark
                  Guaranty LOC, 3.950%
                  12/01/23++...................       31,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                KENTUCKY -- (CONTINUED)
$ 1,500,000     Hopkinsville, Kentucky,
                  Industrial Building Revenue,
                  (Brazeway Inc. Project), AMT,
                  NBD Bank, N.A. LOC, 4.100%
                  06/01/04+....................   $    1,500,000
 19,000,000     Kentucky (State of),
                  Asset/Liability Commission,
                  General Fund Revenue, Tax and
                  Revenue Anticipation Notes,
                  Series A, 4.500% 06/25/98....       19,086,966
  2,455,000     Kentucky (Rural), Economic
                  Development Authority,
                  Industrial Building Revenue,
                (Technos Corporation Project),
                  AMT, Industrial Bank of
                  Japan, Ltd. LOC, 4.450%
                  12/01/09+....................        2,455,000
  7,500,000     Kentucky (State of), Economic
                  Development Finance
                  Authority, Hospital
                  Facilities Revenue, (Baptist
                  Healthcare Systems Project),
                  Canadian Imperial Bank of
                  Commerce LOC, 4.100%
                  08/15/31+....................        7,500,000
  3,500,000     Lebanon, Kentucky, Industrial
                  Development Revenue, (Wallace
                  Computer Services Inc.), AMT,
                  Wachovia Bank, Georgia LOC,
                  4.150% 06/01/19+.............        3,500,000
                Lexington-Fayette, Kentucky,
                  Urban County Airport
                  Corporation Revenue, AMT,
                  Credit Local de France LOC:
  1,000,000     Series A, 4.000% 04/01/24++....        1,000,000
  3,000,000     Series B, 4.000% 04/01/24++....        3,000,000
  5,630,000     Louisville and Jefferson
                  (Counties of), Kentucky,
                  Visitors and Convention
                  Commission, FSA Insured,
                  HypoBank SBPA, 3.550%
                  01/01/24+....................        5,630,000
                Mason (County of), Kentucky,
                  PCR, (East Kentucky Power
                  Cooperative Inc. Project),
                  CFC Insured:
  5,800,000     Series B1, 4.100% 10/15/14+....        5,800,000
  9,150,000     Series B2, 4.100% 10/15/14+....        9,150,000
  6,000,000     Middletown, Kentucky,
                  (Christian Academy Project),
                  Bank One LOC, 4.150%
                  07/01/22+....................        6,000,000
                                                  --------------
                                                      96,121,966
                                                  --------------
 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                LOUISIANA -- 2.4%
$ 8,000,000     Ascension Parish, Louisiana,
                  PCR, (Borden Inc. Project),
                  Credit Suisse LOC, 4.100%
                  12/01/09+....................   $    8,000,000
  1,000,000     Ascension Parish, Louisiana,
                  Environment Improvement
                  Revenue Bonds, (Shell Oil
                  Company Project), 3.900%
                  10/01/08++...................        1,000,000
  6,550,000     Caddo Parish, Louisiana,
                  Industrial Development Board,
                  (Frymaster Corporation
                  Project), Chase Bank LOC,
                  3.800% 01/01/03+.............        6,550,000
 11,385,000     Jefferson Parish, Louisiana,
                  Hospital Service Revenue,
                  District Number 1, (West
                  Jefferson Medical Center),
                  Rabobank Nederland LOC,
                  4.150% 01/01/26+.............       11,385,000
 20,225,000     Louisiana (State of), Public
                  Facilities Authority, PCR,
                  (Ciba-Geigy Corporation
                  Project), Swiss Bank LOC,
                  4.000% 12/01/04+.............       20,225,000
  5,480,000     Upper Pontalba, Louisiana,
                  Building Restoration
                  Corporation Revenue, (Upper
                  Pontalba Building Project),
                  Bank One LOC, 4.150%
                  12/01/16+....................        5,480,000
                                                  --------------
                                                      52,640,000
                                                  --------------
                MARYLAND -- 0.5%
  3,300,000     Baltimore (City of), Maryland,
                  Port Facilities Authority,
                  (Occidental Petroleum
                  Company), J.P. Morgan LOC,
                  3.600% 10/14/11+++...........        3,300,000
  4,750,000     Maryland (State of), Economic
                  Development Revenue, (General
                  Binding Corporation Project),
                  AMT, Harris Trust & Savings
                  Bank LOC, 4.150% 03/01/26+...        4,750,000
  2,300,000     Maryland (State of), Industrial
                  Development Finance
                  Authority, (Rock-Tennessee
                  Converting Company), AMT,
                  SunTrust Company Bank LOC,
                  4.250% 05/01/06+.............        2,300,000
                                                  --------------
                                                      10,350,000
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                MASSACHUSETTS -- 0.2%
$ 4,000,000     Massachusetts (State of),
                  Industrial Finance Authority,
                  Development Revenue,
                  (Sundstrand Corporation
                  Project), AMT, UBS LOC,
                  4.200% 05/01/32+.............   $    4,000,000
                                                  --------------
                MICHIGAN -- 2.8%
                Dearborn, Michigan, Economic
                  Development Corporation
                  Revenue, (Oakbrook Common
                  Project), Mellon Bank LOC:
 16,300,000     4.050% 03/01/23+...............       16,300,000
  2,800,000     4.050% 03/01/25+...............        2,800,000
  1,000,000     Delta (County of), Michigan,
                  Economic Development
                  Corporation Revenue,
                  Improvement Revenue Bonds,
                  (Mead-Escanaba Paper
                  Project), Series F, Bank of
                  Nova Scotia LOC, 3.850%
                  12/01/13++...................        1,000,000
 14,800,000     Green Lake, Michigan, Economic
                  Development Corporation
                  Revenue, (Interlochen Center
                  Arts Project), LaSalle
                  National Bank LOC, 4.050%
                  06/01/27+....................       14,800,000
  3,310,000     Jackson (County of), Michigan,
                  Economic Development
                  Corporation, Industrial
                  Development Revenue, (Jackson
                  Association LLC), Bank One,
                  Dayton LOC, 4.150%
                  10/01/14+....................        3,310,000
  8,000,000     Michigan (State of), Hospital
                  Financing Authority Revenue,
                  (St. Mary Hospital of
                  Livonia), Series A, Comerica
                  Bank LOC, 4.050% 07/01/17+...        8,000,000
  3,000,000     Michigan (State of), Housing
                  Development Authority,
                  Limited Obligation Revenue,
                  (Pine Ridge Project), NatWest
                  LOC, 4.000% 10/01/07+........        3,000,000
 10,000,000     Michigan (State of), Municipal
                  Bond Authority Revenue,
                  Series B, 4.500% 07/02/98....       10,046,918
  1,800,000     Michigan (State of), Strategic
                  Funding Ltd. Obligation
                  Revenue, (Uni Boring Company
                  Inc.), NBD Bank N.A. LOC,
                  4.050% 12/01/98+.............        1,800,000
                                                  --------------
                                                      61,056,918
                                                  --------------
                MINNESOTA -- 0.8%
  5,950,000     Minneapolis, Minnesota,
                  Community Development Agency
                  Revenue, (Arena Acquisition
                  Project), Series A, First
                  Bank of America LOC, 4.100%
                  10/01/24+....................        5,950,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                MINNESOTA -- (CONTINUED)
$ 6,160,000     Minneapolis, Minnesota, Housing
                  Development Revenue,
                  (Symphony Place Project),
                  Citibank LOC, 4.120%
                  12/01/14+....................   $    6,160,000
  5,100,000     New Ulm, Minnesota, Hospital
                  Facilities Revenue, (Health
                  Center Systems Project),
                  Norwest Corporation LOC,
                  3.900% 08/01/14+.............        5,100,000
                                                  --------------
                                                      17,210,000
                                                  --------------
                MISSISSIPPI -- 0.6%
  6,200,000     Lawrence (County of),
                  Mississippi, PCR,
                  (Georgia-Pacific Corporation
                  Project), Bank of
                  Tokyo-Mitsubishi Bank Ltd.
                  LOC, 4.175% 12/01/00+........        6,200,000
                Mississippi Business Finance
                  Corporation, Industrial
                  Development Revenue:
  2,700,000     (Choctaw Maid Farms Inc.
                  Project), AMT Rabobank
                  Nederland LOC, 4.250%
                  03/01/10+....................        2,700,000
  2,400,000     (Mmars 2nd Program Project),
                  Series A, AMT, Midland Bank
                  LOC, 4.250% 06/01/05+........        2,400,000
  3,000,000     (Nitek Metal Services Inc.
                  Project), AMT, Bank of Tokyo-
                  Mitsubishi Bank Ltd. LOC,
                  4.200% 03/01/05+.............        3,000,000
                                                  --------------
                                                      14,300,000
                                                  --------------
                MISSOURI -- 10.7%
                Berkeley, Missouri, Industrial
                  Development Authority
                  Revenue:
  5,000,000     (Flight Safety International
                  Inc. Project), Wachovia Bank
                  LOC, 4.150% 09/01/04+........        5,000,000
  5,000,000     (Wetterau Project), PNC Bank
                  LOC, 4.050% 07/01/06+........        5,000,000
  4,100,000     Columbia, Missouri, Special
                  Obligation Revenue, Series A,
                  Toronto Dominion Bank LOC,
                  4.150% 06/01/08+.............        4,100,000
 10,800,000     Colombia, Missouri, Water and
                  Electricity Revenue, Series
                  B, Toronto Dominion Bank LOC,
                  4.150% 12/01/15+.............       10,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                MISSOURI -- (CONTINUED)
$ 1,400,000     Independence, Missouri,
                  Industrial Development
                  Authority Revenue, (Resthaven
                  Project), Credit Locale de
                  France LOC, 4.100%
                  02/01/25+....................   $    1,400,000
 17,100,000     Kansas City, Missouri,
                  Industrial Development
                  Authority, Multi-family
                  Housing Revenue, (Timberline
                  Village Apartments Project),
                  Bank of America LOC, 4.150%
                  06/01/08+....................       17,100,000
  9,000,000     Kansas City, Missouri,
                  Industrial Development
                  Revenue, (Owens-Illinois Inc.
                  Project), Industrial Bank of
                  Japan Ltd. LOC, 3.930%
                  12/31/08+....................        9,000,000
    465,000     Kansas City, Missouri, Water
                  Revenue, Series B, 5.750%
                  12/01/97.....................          466,533
                Mexico, Missouri, Industrial
                  Development Authority
                  Revenue, (Wetterau Inc.
                  Project), PNC Bank LOC:
    810,000     Series A, 4.050% 12/01/98+.....          810,000
    815,000     Series B, 4.050% 12/01/98+.....          815,000
                Missouri (State of),
                  Environmental Improvement and
                  Energy Resources Authority,
                  PCR:
  2,000,000     (Monsanto Company Project),
                  4.050% 06/01/23+.............        2,000,000
  5,795,000     (Noranda Aluminum Inc.
                  Project), Sanwa Bank LOC,
                  4.250% 10/01/02+.............        5,795,000
                (Union Electric) West LB LOC:
  7,000,000     3.900% 04/17/98................        7,000,000
  7,475,000     4.000% 05/08/98................        7,475,000
  7,000,000     3.950% 06/01/98................        7,000,000
 13,370,000     3.900% 06/08/98................       13,370,000
  3,000,000     3.850% 06/12/98................        3,000,000
  9,000,000     3.900% 06/12/98................        9,000,000
                Missouri (State of), Health and
                  Educational Facilities
                  Authority, Educational
                  Facilities Revenue:
  7,400,000     (Rockhurst College Project),
                  Allied Irish Bank Group LOC,
                  4.000% 11/01/25+.............        7,400,000
                (Washington University
                  Project), Morgan Guaranty
                  Trust Company of New York
                  SBPA:
  1,500,000     4.150% 09/01/09+...............        1,500,000
  3,500,000     Series A, 4.150% 09/01/10+.....        3,500,000
  1,500,000     Series B, 3.900% 09/01/30++....        1,500,000
 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                MISSOURI -- (CONTINUED)
                Missouri (State of), Health and
                  Educational Facilities
                  Authority, Health Facilities
                  Revenue:
$15,190,000     (Barnes Hospital Project),
                  Morgan Guaranty Trust
                  Company, New York LOC, 4.100%
                  12/01/15+....................   $   15,190,000
                (Sisters of Mercy Health Care
                  Project), Rabobank Nederland
                  LOC:
  1,300,000     Series A, 3.750% 06/01/06+.....        1,300,000
 15,400,000     Series 89B, ABN-AMRO, Rabobank
                  Nederland,
                4.050% 06/01/19+...............       15,400,000
  6,900,000     Series 92B, ABN-AMRO, Rabobank
                  Nederland,
                  4.050% 06/01/14+.............        6,900,000
  6,100,000     Series D, ABN-AMRO, Rabobank
                  Nederland
                  Credit Suisse SBPA,
                4.050% 06/01/19+...............        6,100,000
                Missouri (State of), Health and
                  Educational Facilities,
                  School District Authority,
                  (Advance Funding Project):
  4,500,000     (Ferguson-Florissant School
                  District), Series E, 4.500%
                  09/14/98.....................        4,524,654
  5,650,000     (Independence School District),
                  Series F, 4.500% 09/14/98....        5,680,955
  5,000,000     (Joplin R-VIII School
                  District), Series G, 4.500%
                  09/14/98.....................        5,027,394
  5,000,000     (North Kansas City School
                  District), Series I, 4.500%
                  09/14/98.....................        5,027,394
  5,000,000     (St. Louis School District),
                  Series N, 4.500% 09/14/98....        5,027,394
  9,595,000     Platte, (County of) Missouri,
                  Industrial Development
                  Authority, Multi-family
                  Housing Revenue, (Wexford
                  Place Project), Bank One LOC,
                  4.150% 04/01/28+.............        9,595,000
                St. Charles (County of),
                  Missouri, Industrial
                  Development Authority
                  Revenue:
  3,070,000     (Casalon Apartments Project),
                  Citibank LOC, 4.150%
                  09/01/25+....................        3,070,000
  7,675,000     (Vanderbuilt Apartments
                  Project), Series A, Citibank
                  LOC, 4.100% 08/01/17+........        7,675,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                MISSOURI -- (CONTINUED)
$ 4,400,000     (Venture Stores Inc. Project),
                  Bank of America LOC, 4.050%
                  10/01/06+....................   $    4,400,000
                St. Louis, Missouri, Industrial
                  Development Authority
                  Revenue:
$ 8,000,000     (Wetterau Inc. Project),
                  Wachovia Bank and Trust LOC:
                4.050% 12/01/03+...............        8,000,000
  5,000,000     (Wetterau Inc. Project), PNC
                  Bank LOC:
                4.050% 05/01/09+...............        5,000,000
  5,835,000     St. Louis, Missouri, Planned
                  Industrial Expansion
                  Authority, Development
                  Revenue, (Alumax Foils
                  Project), PNC Bank LOC,
                  4.200% 12/01/05+.............        5,835,000
                                                  --------------
                                                     236,784,324
                                                  --------------
                MONTANA -- 0.5%
                Forsyth, Montana, PCR, AMT:
  1,400,000     (Pacificorp Colstrip Project),
                  Banque Nationale de Paris
                  LOC, 3.850% 12/01/16++.......        1,400,000
  8,500,000     (Portland General Electric
                  Company), Deutsche
                  Bank LOC, 4.000% 12/01/16++..        8,500,000
  1,400,000     Montana (State of), Health
                  Facilities Authority, Health
                  Care Revenue, (Pooled Loan
                  Program), Series A, Norwest
                  Bank LOC, 4.150% 12/01/15+...        1,400,000
                                                  --------------
                                                      11,300,000
                                                  --------------
                NEBRASKA -- 0.2%
  4,000,000     York, Nebraska, Industrial
                  Development Revenue,
                  (Sunstrand Corporation
                  Project), AMT, United Bank of
                  Switzerland LOC, 4.200%
                  08/01/17+....................        4,000,000
                                                  --------------
                NEW JERSEY -- 0.3%
  7,200,000     Jersey City, New Jersey,
                  Promisory Notes, 4.375%
                  09/18/98.....................        7,233,437
                                                  --------------
                NEW MEXICO -- 0.6%
  3,100,000     Albuquerque, New Mexico,
                  (Charter Hospital Inc.
                  Project), Bankers Trust
                  Company LOC, 3.850%
                  03/01/14+....................        3,100,000
 10,000,000     New Mexico (State of) Tax and
                  Revenue Anticipation Notes,
                  4.500% 06/30/98..............       10,045,140
                                                  --------------
                                                      13,145,140
                                                  --------------
                NEW YORK -- 0.1%
  3,000,000     Erie (County of), New York,
                  Industrial Development
                  Agency, Civic Facilities
                  Revenue, (Depaul Community
                  Facilities Inc. Project), Key
                  Bank LOC, 4.100% 11/01/16+...        3,000,000
                                                  --------------

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                NORTH CAROLINA -- 2.7%
$ 7,500,000     Bladen (County of), North
                  Carolina, Industrial
                  Facilities and Pollution
                  Control Financing Authority,
                  (BCH Energy LP Project), AMT,
                  Bank of Tokyo-Mitsubishi Bank
                  Ltd. LOC, 4.300% 11/01/20+...   $    7,500,000
  5,000,000     Cararrus (County of), North
                  Carolina, Industrial
                  Facilities and Pollution
                  Control Financing Authority,
                  (Phillip Morris Companies
                  Project), 4.150% 04/01/01+...        5,000,000
 10,855,000     Charlotte (County of), North
                  Carolina, Housing Authority,
                  Multi-family Housing Revenue,
                  (Merrywood Senior Adult
                  Project), AMT, Branch Banking
                  and Trust Company LOC, 4.100%
                  06/01/11+....................       10,855,000
  2,865,000     Iredell, (County of), North
                  Carolina, Industrial
                  Facilities and Pollution
                  Control Financing Authority,
                  (Sullivan Corporation
                  Project), AMT, Bank One LOC,
                  4.250% 01/01/11+.............        2,865,000
                Mecklenburg (County of), North
                  Carolina, Industrial
                  Facilities and Pollution
                  Control Finance Authority:
  2,000,000     (Sterigenics International
                  Project), AMT, Comerica Bank,
                  California LOC, 4.100%
                  03/01/16+....................        2,000,000
  1,625,000     (Virkler Company Project), AMT,
                  First Union National Bank,
                  Charlotte LOC, 4.200%
                  12/01/04+....................        1,625,000
  7,700,000     New Hanover (County of), North
                  Carolina Industrial
                  Facilities and Pollution
                  Control Financing Authority,
                  (Corning Project), Wachovia
                  Bank N.A. LOC, SBPA, 4.150%
                  05/01/10+....................        7,700,000
  4,400,000     North Carolina (State of),
                  (University Housing Project),
                  Wachovia Bank SBPA, 4.020%
                  07/01/99+....................        4,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                NORTH CAROLINA -- (CONTINUED)
$ 6,800,000     Raleigh-Durham, North Carolina,
                  Airport Authority, Special
                  Facilities Revenue, (American
                  Airlines), Series B, Royal
                  Bank of Canada LOC, 3.900%
                  11/01/15++...................   $    6,800,000
  4,300,000     Randolph (County of), North
                  Carolina, Industrial
                  Facilities and Pollution
                  Control Financing Authority,
                  (Wayne Steel Inc.), AMT, Bank
                  One, Akron LOC, 4.250%
                  09/01/05+....................        4,300,000
  3,300,000     Stanley (County of), North
                  Carolina, Industrial
                  Development Authority, PCR,
                  (General Signal Corporation),
                  Wachovia Bank, Georgia LOC,
                  4.200% 12/01/00+.............        3,300,000
  3,615,000     Winston-Salem, North Carolina,
                  (Risk Acceptance Management
                  Corporation Project),
                  Certificates of
                  Participation, Series 1988,
                  NatWest SBPA, 4.100%
                  07/01/09+....................        3,615,000
                                                  --------------
                                                      59,960,000
                                                  --------------
                OHIO -- 1.0%
  2,250,000     Defiance (County of), Ohio,
                  Industrial Development
                  Revenue, (Isaac Property
                  Company), Series A, Key Bank
                  LOC, 4.100% 07/01/00+........        2,250,000
  8,000,000     Montgomery (County of), Ohio,
                  Economic Development Revenue
                  (The Dayton Art Institute
                  Project), National City Bank
                  of Ohio, 4.100% 05/01/26+....        8,000,000
 10,000,000     Ohio (State of), Air Quality
                  Development Authority
                  Revenue, (Duquesne Power),
                  United Bank of Switzerland
                  LOC, 3.950% 07/10/98.........       10,000,000
  2,400,000     St. Marys, Ohio, Industrial
                  Development Revenue, (Setex
                  Inc. Project), AMT,
                  Industrial Bank of Japan Ltd.
                  LOC, 4.450% 12/01/01+........        2,400,000
                                                  --------------
                                                      22,650,000
                                                  --------------
                OKLAHOMA -- 0.3%
  5,000,000     Oklahoma (State of),
                  Development Finance Authority
                  Revenue, (Seaboard Farms
                  Inc., Project), AMT, Bank of
                  New York LOC, 4.200%
                  03/01/27+....................        5,000,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                OKLAHOMA -- (CONTINUED)
$ 2,250,000     Oklahoma (State of), Housing
                  Finance Agency, Single Family
                  Housing Revenue, PFloats
                  PT41, AMT, GNMA
                  Collateralized, Commerzbank
                  SBPA, 3.650% 08/01/18+.......   $    2,250,000
                                                  --------------
                                                       7,250,000
                                                  --------------
                OREGON -- 1.3%
                Oregon (State of):
  5,000,000     Veterans S'76B, 3.95%
                  02/02/98.....................        5,000,000
  5,000,000     Veterans S'76C, 4.05%
                  02/02/98.....................        5,000,000
  6,000,000     Series 73G, GO, 4.100%
                  12/01/18+....................        6,000,000
  5,000,000     Series 73H, Morgan Guaranty
                  Trust Company, LOC, 4.100%
                  12/01/19+....................        5,000,000
  5,500,000     Portland (City of), Oregon,
                  Multi-family Housing Revenue,
                  (University Park Apartments
                  Project), Chase Manhattan
                  Bank LOC, 4.050% 10/01/11+...        5,500,000
  2,000,000     Washington (County of), Oregon,
                  Housing Authority,
                  Multi-family Housing Revenue,
                  (Cedar Mill Project), AMT,
                  Societe Generale LOC, 4.150%
                  09/20/25+....................        2,000,000
                                                  --------------
                                                      28,500,000
                                                  --------------
                PENNSYLVANIA -- 3.9%
  1,570,000     Allegheny (County of),
                  Pennsylvania, Hospital
                  Development Authority Revenue
                  (Presbyterian University
                  Hospital), Series B3, PNC
                  Bank LOC, 4.000% 03/01/18+...        1,570,000
                Allegheny (County of),
                  Pennsylvania, Industrial
                  Development Authority,
                  (Duquesne Power):
  5,000,000     Canadian Imperial Bank of
                  Commerce LOC, 4.100%
                  10/30/97.....................        5,000,000
  9,565,000     (United Jewish Federation),
                  Series B, PNC Bank LOC,
                  4.100% 10/01/25+.............        9,565,000
                Delaware Valley, Pennsylvania,
                  Regional Finance Authority,
                  Credit Suisse LOC:
 10,000,000     Local Government Revenue,
                  Series C, 4.150% 12/01/20+...       10,000,000
 14,700,000     Series 1986, 4.150% 08/01/16+..       14,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                PENNSYLVANIA -- (CONTINUED)
$ 5,000,000     Montgomery (County of),
                  Pennsylvania, Industrial
                  Development Authority
                  Revenue, (Plymouth Woods
                  Project), PNC Bank LOC,
                  4.100% 09/01/06+.............   $    5,000,000
  4,000,000     Pennsylvania (State of), GO,
                  (Pennsylvania State
                  University Project), Series
                  A, 4.500% 11/25/97...........        4,005,089
  2,000,000     Pennsylvania (State of), Higher
                  Education Facilities
                  Authority Revenue, (Carnegie
                  Mellon University), Series C,
                  Union Bank of Switzerland
                  LOC, 3.900% 11/01/29++.......        2,000,000
 25,000,000     Philadelphia, Pennsylvania,
                  School District, Tax and
                  Revenue Anticipation Notes,
                  Commerce Bank LOC, 4.500%
                  06/30/98.....................       25,094,938
  5,500,000     Quakertown, Pennsylvania,
                  General Authority Revenue,
                  (Pooled Financing Program),
                  Series A, PNC Bank LOC,
                  3.900% 07/01/26+.............        5,500,000
  4,925,000     Union (County of),
                  Pennsylvania, Hospital
                  Authority Revenue,
                  (Evangelical Community
                  Hospital), Series B, PNC Bank
                  LOC, 4.100% 10/01/23+........        4,925,000
                                                  --------------
                                                      87,360,027
                                                  --------------
                RHODE ISLAND -- 0.2%
  4,000,000     Rhode Island (State of),
                  Industrial Facilities
                  Corporation, Industrial
                  Development Revenue, (Handy &
                  Harman Electric Project),
                  Bank of Nova Scotia LOC,
                  4.200% 04/01/04+.............        4,000,000
                                                  --------------
                SOUTH CAROLINA -- 1.7%
  5,175,000     Kershaw (County of), South
                  Carolina, Industrial
                  Development Revenue, (Deroyal
                  Textiles Inc.
                  Project), AMT, SunTrust
                  Bank LOC, 4.250% 12/01/07+...        5,175,000
  7,340,000     South Carolina (State of),
                  Housing Authority, Rental
                  Housing Revenue, (Hampton
                  Pointe Apartments Project),
                  Bank of New York LOC, 4.200%
                  12/01/07+....................        7,340,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                SOUTH CAROLINA -- (CONTINUED)
                South Carolina (State of),
                  Jobs, Economic Development
                  Authority:
                Health Facilities Revenue:
$ 5,860,000     (Martha Franks Baptist
                    Center Project), Wachovia
                    Bank,
                    Columbia LOC, 4.150%
                    04/01/19+..................   $    5,860,000
  3,400,000     (Specialty Equipment
                    Companies Project), AMT,
                    Bank of America Plc LOC,
                    4.250% 11/01/10+...........        3,400,000
  5,125,000     Hospital Facilities Revenue,
                  (Kravet Fabrics Inc.
                  Project), AMT, Bank of New
                  York LOC, 4.200% 03/01/12+...        5,125,000
  9,000,000     South Carolina (State of),
                  Jobs, Economic Development
                  Authority Revenue, (Alco-Lite
                  Industries LLC Project), AMT,
                  Wachovia Bank, South Carolina
                  LOC, 4.250% 04/01/12+........        9,000,000
  2,000,000     York (County of), South
                  Carolina, PCR, (North
                  Carolina Electrical
                  Membership Corporation
                  Project), CFC Guaranteed
                  4.100% 09/15/14+.............        2,000,000
                                                  --------------
                                                      37,900,000
                                                  --------------
                TENNESSEE -- 1.4%
                Chattanooga, Tennessee,
                  Industrial Development Board:
  4,250,000     (Warehouse Row Limited
                  Project), Credit Suisse LOC,
                  4.100% 12/15/12+.............        4,250,000
  2,000,000     (Seaboard Farms Inc. Project),
                  4.100% 06/01/04+.............        2,000,000
  4,200,000     Covington, Tennessee,
                  Industrial Development Board,
                  (Charms Company Project),
                  Societe Generale LOC, 4.150%
                  06/01/27+....................        4,200,000
  6,969,000     Cumberland (County of),
                  Tennessee, Industrial
                  Development Board, Industrial
                  Development Revenue,
                  (Crossville Ceramics Company
                  Project), NBD LOC, 4.050%
                  01/01/00+....................        6,969,000
  2,300,000     Jackson (County of), Tennessee,
                  Industrial Development Board,
                  (Essette Project), Series A,
                  Bank of America LOC, 4.250%
                  08/01/00+....................        2,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                TENNESSEE -- (CONTINUED)
$ 3,245,000     Shelby (County of), Tennessee,
                  Health Educational & Housing
                  Facilities Board,
                  Multi-family Housing Revenue,
                  (Flag Manor), AMT, Federal
                  Home Loan Bank, Indianapolis
                  LOC, 4.250% 01/01/23+........   $    3,245,000
  8,000,000     Tennessee (State of), Housing
                  Development, (Homeownership
                  Program), AMT, 4.000%
                  06/04/98.....................        8,000,000
                                                  --------------
                                                      30,964,000
                                                  --------------
                TEXAS -- 3.7%
  2,000,000     Angelina and Neches River
                  Authority, Texas, Industrial
                  Development Corporation,
                  Solid Waste Revenue, Series
                  1984B, Credit Suisse LOC,
                  3.800% 05/01/14++............        2,000,000
  3,635,000     Bexar (County of), Texas, (Army
                  Retirement), Series 85-B,
                  Rabobank Nederland LOC,
                  4.050% 07/01/11+.............        3,635,000
  1,000,000     Brazos River, Texas, Higher
                  Educational Authority,
                  (Hoffman-Laroche), Wachovia
                  Bank, Georgia LOC, 3.930%
                  04/01/02+....................        1,000,000
  1,650,000     Dallas, Texas, Waterworks and
                  Sewer Systems, Refunding and
                  Improvement Revenue Bonds,
                  8.000% 10/01/97..............        1,650,000
  8,185,000     El Paso, Texas, Multi-family
                  Housing Finance Corporation,
                  (Viva Apartments Project),
                  AMT, General Electric Capital
                  Corporation Guaranteed,
                4.250% 09/01/23+...............        8,185,000
  3,000,000     Greater Texas Student Loan,
                  AMT, SLMA Collateralized,
                  3.700% 03/01/98#.............        3,000,000
  1,100,000     Guadalupe-Blanco River
                  Authority, Texas, PCR,
                  (Central Power & Light
                  Company Project), ABN-AMRO
                  Bank LOC, 3.800%
                  11/01/15++...................        1,100,000
                Harris (County of), Texas,
                  Industrial Development
                  Corporation, Industrial
                  Development Revenue, AMT:
  4,000,000     (Forged Products Inc. Project),
                  Banc One LOC, 4.250%
                  05/01/03+....................        4,000,000
  4,200,000     (Zeon Chemicals Project),
                  Industrial Bank of Japan,
                  Ltd. LOC, 4.450% 02/01/09+...        4,200,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                TEXAS -- (CONTINUED)
$ 3,000,000     Hillsboro, Texas, Industrial
                  Development Corporation
                  Revenue, (Lamraft LP
                  Project), AMT, 3.950%
                  07/01/13+....................   $    3,000,000
  5,000,000     Houston, Texas, Tax and Revenue
                  Anticipation Notes, 4.500%
                  06/30/98.....................        5,023,315
                Lone Star, Texas, Airport
                  Improvement Authority,
                  (American Airlines Inc.
                  Project), Royal Bank of
                  Canada LOC:
  2,000,000     Series A1, 3.850% 12/01/14++...        2,000,000
    700,000     Series A2, 3.850% 12/01/14++...          700,000
  4,300,000     McAllen, Texas, Health
                  Facilities Development
                  Revenue, PNC Bank LOC, 4.150%
                  12/01/24+....................        4,300,000
  7,600,000     Montgomery (County of), Texas,
                  Industrial Development
                  Corporation Revenue, (Houston
                  Area Research Center
                  Project), Banque National de
                  Paris LOC, 4.250%
                  12/01/15+....................        7,600,000
  9,200,000     Port Development Corporation,
                  (Pasadena Marine Terminal
                  Company Project), ABN-AMRO
                  Bank LOC, 4.300% 12/01/04+...        9,200,000
  1,500,000     San Antonio, Texas, Industrial
                  Development Revenue, (Colin
                  Medical Instruments
                  Corporation Project), AMT,
                  Sanwa Bank LOC, 4.400%
                  01/01/99+....................        1,500,000
  8,000,000     Sulphur Springs, Texas,
                  Industrial Development
                  Authority, (Hon Industrial
                  Inc. Project), Northern Trust
                  LOC, 4.250% 12/01/13+........        8,000,000
  5,000,000     Texas (State of), Tax and
                  Revenue Anticipation Notes,
                  Series A, 4.750% 08/31/98....        5,039,657
  4,300,000     Texas (State of), Water
                  Development Board, Series A,
                  Canadian Imperial Bank of
                  Commerce LOC, 3.900%
                  03/01/15++...................        4,300,000
  2,800,000     West Side Calhoun (County of),
                  Texas, Development
                  Corporation Revenue, (Sohio
                  Chemical Company Project),
                  British Petroleum Guaranty,
                  3.900% 12/01/15++............        2,800,000
                                                  --------------
                                                      82,232,972
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                UTAH -- 1.2%
$ 2,000,000     Murray (City of), Utah,
                  Industrial Revenue, (Zevex
                  Inc., Project), AMT, Bank One
                  LOC, 4.250% 10/01/16+........   $    2,000,000
  3,200,000     Murray (County of), Utah,
                  Industrial Development
                  Authority, (Hunter Douglas
                  Realty Property), AMT,
                  ABN-AMRO Bank LOC, 4.250%
                  09/01/14+....................        3,200,000
 14,300,000     Salt Lake (City of), Utah,
                  Health Care Facilities
                  Revenue, Class A,
                  Westdeutsche Landesbank SBPA
                  LOC, 4.100% 01/01/20+........       14,300,000
  4,500,000     Salt Lake (City of), Utah,
                  Industrial Development
                  Revenue, (SPS Technologies
                  Inc., Project), AMT, National
                  Australia Bank Ltd. LOC,
                  4.250% 12/01/12+.............        4,500,000
  1,000,000     Salt Lake (City of), Utah, PCR,
                  (Service Station Holdings
                  Inc., Project), Series B,
                  British Petroleum Guaranty,
                  3.900% 08/01/07++............        1,000,000
  1,200,000     West Valley (City of), Utah,
                  Industrial Development
                  Revenue, (Johnson Matthey
                  Inc. Project), Canadian
                  Imperial Bank of Commerce
                  LOC, 3.950% 12/01/11++.......        1,200,000
                                                  --------------
                                                      26,200,000
                                                  --------------
                VIRGINIA -- 0.7%
  2,500,000     Colonial Heights, Virginia,
                  Industrial Development
                  Authority, (Philip Morris
                  Company Project), 4.250%
                  03/01/05+....................        2,500,000
  2,000,000     Fluvanna (County of), Virginia,
                  Industrial Development
                  Authority Revenue, (Edgcomb
                  Metals Company Project),
                  Banque National de Paris LOC,
                  4.050% 12/01/09+.............        2,000,000
  3,900,000     Greensville (County of),
                  Virginia, Industrial
                  Development Authority, PCR,
                  (Perdue Farms Inc. Project),
                  AMT, SunTrust Bank LOC,
                  4.250% 10/01/06+.............        3,900,000
  2,000,000     Spotsylvania (County of),
                  Virginia, Industrial
                  Development Revenue,
                  (Carlisle Corporation
                  Project), SunTrust Bank LOC,
                  4.150% 06/01/08+.............        2,000,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                VIRGINIA -- (CONTINUED)
$ 5,500,000     Virginia College Building
                  Authority, Educational
                  Facilities Revenue,
                  (University of Richmond
                  Project), Crestar Bank SBPA
                  LOC, 3.950% 11/01/26+........   $    5,500,000
                                                  --------------
                                                      15,900,000
                                                  --------------
                WASHINGTON -- 2.3%
  2,905,000     Pierce (County of), Washington,
                  Housing Authority Revenue,
                  (Eagles Watch Project), Key
                  Bank LOC, 4.000% 10/01/20+...        2,905,000
  7,075,000     Washington (State of), Housing
                  Finance Authority,
                  Multi-family Mortgage
                  Revenue, (Inglenook Court
                  Project), AMT, Bank of
                  America LOC, 4.000%
                  07/01/25++...................        7,075,000
                Washington (State of), Public
                  Power Supply System, Bank of
                  America LOC:
 14,800,000     (Nuclear Project Number 1),
                  Series 1A-2, 4.100%
                  07/01/17+....................       14,800,000
 19,320,000     (Nuclear Project Number 3),
                  Series 3A-1, 4.100%
                  07/01/18+....................       19,320,000
  7,100,000     (Nuclear Project Number 3),
                  Series 3A-2, 4.100%
                  07/01/18+....................        7,100,000
                                                  --------------
                                                      51,200,000
                                                  --------------
                WEST VIRGINIA -- 1.5%
 10,000,000     Fayette (County of), West
                  Virginia, County Commission,
                  Solid Waste Disposal
                  Facilities Revenue,
                  (Georgia-Pacific Corporation
                  Project), AMT, Industrial
                  Bank of Japan Ltd. LOC,
                  4.400% 05/01/18+.............       10,000,000
 24,100,000     West Virginia (State of),
                  Hospital Finance Authority,
                  Hospital Revenue, (St. Mary's
                  Hospital Project), Bank One
                  LOC, 4.150% 10/01/12+........       24,100,000
                                                  --------------
                                                      34,100,000
                                                  --------------
                WISCONSIN -- 2.0%
                Beaver Dam, Wisconsin, Unified
                  School District, Tax
                  Anticipation Notes:
  3,000,000     3.800% 10/14/97................        3,000,183
  2,000,000     3.850% 10/14/97................        2,000,132
  3,480,000     Germantown, Wisconsin, School
                  District, Board Anticipation
                  Notes, 4.250% 04/01/98.......        3,481,149

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
                WISCONSIN -- (CONTINUED)
$ 2,250,000     Janesville, Wisconsin, School
                  District, Tax and Revenue
                  Anticipation Promissory
                  Notes, 4.100% 09/21/98.......   $    2,254,208
  4,000,000     Menomonee Falls, Wisconsin,
                  Industrial Development
                  Authority Revenue, (Jemma LLC
                  Project), AMT, Bank One LOC,
                  4.250% 09/01/14+.............        4,000,000
  1,000,000     Milwaukee, Wisconsin, GO,
                  Series AH, 6.100% 12/01/97...        1,004,060
  5,050,000     Pleasant Prairie, Wisconsin,
                  Industrial Development
                  Authority Revenue, (Nucon
                  Corporation Project), AMT,
                  American National Bank &
                  Trust Company, LOC, 4.150%
                  02/01/22+....................        5,050,000
  5,000,000     Sheboygan, Wisconsin, Area
                  School District, Tax and
                  Revenue Anticipation
                  Promissory Notes, 4.100%
                  08/31/98.....................        5,008,750
  8,200,000     West Allis, Milwaukee,
                  Wisconsin, School District,
                  Tax and Revenue Anticipation
                  Promissory Notes, 4.100%
                  09/21/98.....................        8,215,334
                Wisconsin (State of), Health
                  Facilities Authority:
  8,435,000     Daughters of Charity, 4.100%
                  11/01/16+....................        8,435,000
  2,900,000     Felician Health Care Inc.,
                  LaSalle National Bank LOC,
                  4.150% 01/01/19+.............        2,900,000
                                                  --------------
                                                      45,348,816
                                                  --------------
                TOTAL MUNICIPAL BONDS AND NOTES
                (Cost $2,229,786,763)..........    2,229,786,763
                                                  ==============

                                                      VALUE
   SHARES                                            (NOTE 1)
    ------------------------------------------------------------
MONEY MARKET FUNDS -- 0.0%##
      50,000    AIM Tax-Exempt Fund............   $       50,000
250,000         Federated Tax Exempt Money
                  Market Fund..................          250,000
      30,000    Fidelity Institutional
                  Tax-Exempt Cash Fund.........           30,000
                                                  --------------
                TOTAL MONEY MARKET FUNDS
                (Cost $330,000)................          330,000
                                                  ==============
TOTAL INVESTMENTS
  (Cost $2,230,116,763*)..............  100.6%     2,230,116,763
OTHER ASSETS AND                         (0.6)       (13,693,548)
  LIABILITIES (NET)...................
                                        -----     --------------
NET ASSETS............................  100.0%    $2,216,423,215
                                        =====     ==============

---------------
   * Aggregate cost for Federal tax purposes.
   + Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect at September 30, 1997.
  ++ Variable rate demand notes payable upon not more than one calendar day's notice. The interest rate shown reflects the rate in effect at September 30, 1997.
 +++ Variable rate demand notes payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate in effect at September 30, 1997.
  # Put date.
 ## Amount represents less than 0.1%.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

        Medical Facilities Revenue..............  0.0%
        Industrial Facilities Revenue...........  0.0
        Pollution Control Revenue...............  0.0
        Housing Revenue.........................  0.0
ABBREVIATIONS:
AMT      Alternative Minimum Tax
CFC      Cooperative Finance Corporation
FGIC     Federal Guaranty Investment Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
LOC      Letter of Credit
MBIA     Municipal Bond Investors Assurance
PCR      Pollution Control Revenue
SBPA     Standby Bond Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

  PRINCIPAL                            MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
    ------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.0%
                 U.S. TREASURY BILLS -- 4.0%
 $ 25,000,000    Discount note#.....    10/16/97    $ 24,944,245
   25,000,000    Discount note#.....    11/13/97      24,843,229
   50,000,000    Discount note#.....    01/08/98      49,271,250
   40,000,000    Discount note#.....    02/05/98      39,249,288
                                                    ------------
                                                     138,308,012
                                                    ------------
                 U.S. TREASURY NOTES -- 10.0%
   40,000,000    5.625%#............    10/31/97      40,001,246
   55,000,000    6.125%#............    03/31/98      55,041,001
   40,000,000    5.875%#............    04/30/98      40,053,096
   15,000,000    8.250%#............    07/15/98      15,290,116
  195,000,000    6.250%#............    07/31/98     195,854,036
                                                    ------------
                                                     346,239,495
                                                    ------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $484,547,507)..........     484,547,507
                                                    ============
REPURCHASE AGREEMENTS -- 97.9%
                 REPURCHASE AGREEMENTS - FIXED
                   RATE -- 88.1%
  867,000,000    Agreement with Bankers Trust
                   N.Y. Corporation, 6.150%
                   dated 09/30/97 to be
                   repurchased at $867,148,113
                   on 10/01/97 collateralized
                   by $49,570,800 U.S. Treasury
                   Bill, due 02/05/98;
                   $174,993,404 U.S. Treasury
                   Bond, 6.375% due 08/15/20;
                   $660,129,942 U.S. Treasury
                   Notes,
                   5.750% -- 6.625% due
                   11/30/98 -- 08/15/07........      867,000,000
  173,000,000    Agreement with BZW Securities
                   Corporation, 6.150% dated
                   09/30/97 to be repurchased
                   at $173,029,554 on 10/01/97
                   collateralized by $8,689,571
                   U.S. Treasury Bill due
                   03/26/98; $167,770,785 U.S.
                   Treasury Notes,
                   5.125% -- 6.000% due
                   12/31/98 -- 06/30/99........      173,000,000
  489,182,000    Agreement with CS First Boston
                   Corporation. Interest is
                   payable monthly. The
                   agreement is terminable by
                   the Fund daily. The final
                   maturity date of the
                   agreement is 07/01/98
                   collateralized by
                   $53,415,570 U.S. Treasury
                   Strips, Principal Only, due
                   11/15/97 -- 02/15/26;
                   $452,952,701 U.S. Treasury
                   Strips, Interest Only, due
                   02/15/98 -- 05/15/24##......      489,182,000
  173,000,000    Agreement with Dresdner Bank
                   Inc., 6.200% dated 09/30/97
                   to be repurchased at
                   $173,029,794 on 10/01/97
                   collateralized by
                   $176,461,302 GNMA,
                   7.000% -- 7.500% due
                   10/15/26....................      173,000,000

  PRINCIPAL                                           VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
 $173,000,000    Agreement with First Union
                   Corporation, 6.125% dated
                   09/30/97 to be repurchased
                   at $173,029,434 on 10/01/97
                   collateralized by
                   $67,944,656 U.S. Treasury
                   Bills due
                   11/06/97 -- 03/26/98;
                   $105,035,758 U.S. Treasury
                   Notes, 6.000% -- 7.250% due
                   02/15/98 -- 08/31/99;
                   $344,589 U.S. Treasury
                   Strips, Interest Only, due
                   11/15/97....................   $  173,000,000
  173,000,000    Agreement with Goldman, Sachs
                   & Company, 6.350% dated
                   09/30/97 to be repurchased
                   at $173,030,515 on 10/01/97
                   collateralized by
                   $176,491,126 GNMA, 7.000%
                   due 05/15/27................      173,000,000
  173,000,000    Agreement with HSBC
                   Securities, 6.000% dated
                   09/30/97 to be repurchased
                   at $173,028,833 on 10/01/97
                   collateralized by
                   $176,462,203 U.S. Treasury
                   Bonds, 7.250% -- 13.250% due
                   08/15/13 -- 11/15/16........      173,000,000
   13,000,000    Agreement with Merrill Lynch
                   Securities, 6.150% dated
                   09/30/97 to be repurchased
                   at $13,002,221 on 10/01/97
                   collateralized by
                   $13,260,988 GNMA,
                   7.500% -- 9.000% due
                   11/15/21 -- 10/15/22........       13,000,000
  352,000,000    Agreement with Morgan (J.P.)
                   Securities Inc., 6.050%
                   dated 09/30/97 to be
                   repurchased at $352,059,156
                   on 10/01/97 collateralized
                   by $301,336 U.S. Treasury
                   Bond, 3.625% due 07/15/02;
                   $1,786,739 U.S. Treasury
                   Cubes, Interest Only, due
                   02/15/98 -- 05/15/04;
                   $306,981,983 U.S. Treasury
                   Strips, Interest Only, due
                   02/15/98 -- 02/15/26;
                   $49,970,058 U.S. Treasury
                   Strips, Principal Only, due
                   11/15/97 -- 08/15/26........      352,000,000
   25,000,000    Agreement with Morgan (J.P.)
                   Securities Inc., 6.500%
                   dated 09/30/97 to be
                   repurchased at $25,004,514
                   on 10/01/97 collateralized
                   by $25,500,000 GNMA, 7.000%
                   due 01/26/15 -- 12/25/15....       25,000,000
   94,000,000    Agreement with Morgan Stanley
                   Group Inc., 6.050% dated
                   09/30/97 to be repurchased
                   at $173,015,797 on 10/01/97
                   collateralized by
                   $95,977,209 U.S. Treasury
                   Notes, 6.125% -- 6.625% due
                   09/30/00 -- 06/30/01........       94,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

  PRINCIPAL                                           VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
 $173,000,000    Agreement with Smith Barney,
                   Inc., 6.350% dated 09/30/97
                   to be repurchased at
                   $173,030,515 on 10/01/97
                   collateralized by
                   $27,387,306 GNMA,
                   6.500% -- 8.000% due
                   07/20/25 -- 09/15/27;
                   $5,920,975 U.S. Treasury
                   Bill due 07/23/98;
                   $10,208,081 U.S. Treasury
                   Bond, 6.625% due 02/15/27;
                   $105,756,106 U.S. Treasury
                   Notes, 5.500% -- 8.875% due
                   11/15/97 -- 05/15/01;
                   $10,390,556 U.S. Treasury
                   Strips, Interest Only, due
                   11/15/07; $13,337,750 U.S.
                   Treasury Strips, Principal
                   Only, due 11/15/21..........   $  173,000,000
  173,000,000    Agreement with UBS Securities,
                   Inc., 6.350% dated 09/30/97
                   to be repurchased at
                   $173,030,515 on 10/01/97
                   collateralized by
                   $176,463,717 GNMA,
                   5.500% -- 11.500% due
                   12/20/13 -- 09/20/27........      173,000,000
                                                  --------------
                                                   3,051,182,000
                                                  ==============
                 REPURCHASE AGREEMENTS -
                   TERM -- 9.7%
  177,000,000    Agreement with Lehman Brothers
                   Inc., 5.520%, with a final
                   maturity date of 10/01/97.
                   Interest receivable as of
                   September 30, 1997 was
                   $407,100, collateralized by
                   $180,484,592 U.S. Treasury
                   Notes, 5. 125% -- 6.250% due
                   05/31/98 -- 06/30/98........      177,000,000
  160,000,000    Agreement with Merrill Lynch
                   Securities, 5.520%, with a
                   final maturity date of
                   10/01/97. Interest
                   receivable as of September
                   30, 1997 was $490,667,
                   collateralized by
                   $163,202,244 GNMA,
                   7.000% -- 10.500% due
                   04/15/98 -- 01/15/26........      160,000,000
                                                  --------------
                                                     337,000,000
                                                  --------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $3,388,182,000).......    3,388,182,000
                                                  ==============

                                                      VALUE
   SHARES                                            (NOTE 1)
    ------------------------------------------------------------
                                      MONEY MARKET FUNDS -- 2.6%
   39,856,000    AIM Treasury Fund.............   $   39,856,000
   27,293,000    Dreyfus Treasury Cash
                   Management Fund.............       27,293,000
   24,155,000    Fidelity Institutional Cash
                   Portfolio...................       24,155,000
                                                  --------------
                 TOTAL MONEY
                   MARKET FUNDS
                   (Cost $91,304,000)..........       91,304,000
                                                  ==============
TOTAL INVESTMENTS
  (Cost $3,964,033,507*)..............  114.5%     3,964,033,507
OTHER ASSETS AND LIABILITIES (NET)....  (14.5)      (501,854,746)
                                        -----     --------------
NET ASSETS............................  100.0%    $3,462,178,761
                                        =====     ==============

---------------

   * Aggregate cost for Federal tax purposes.
   # Denotes security subject to repurchase under reverse
     repurchase agreement as of September 30, 1997 (Note 1).
  ## Securities segregated as collateral for reverse repurchase agreement.

ABBREVIATION:
GNMA Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
    ------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS -- 97.5%
                FEDERAL FARM CREDIT
                  BANK -- 4.0%
$  8,000,000    Discount note.......   10/24/97     $  7,972,298
   5,000,000    Discount note.......   01/02/98        4,930,767
                                                    ------------
                                                      12,903,065
                                                    ------------
                FEDERAL FARM CREDIT BANK NOTE -- 2.5%
   8,000,000    5.900%..............   04/01/98        7,991,224
                                                    ------------
                FEDERAL HOME LOAN BANK -- 49.7%
  85,000,000    Discount note.......   10/01/97       85,000,000
   7,000,000    Discount note.......   10/08/97        6,992,602
   3,869,000    Discount note.......   10/10/97        3,863,758
   5,000,000    Discount note.......   10/14/97        4,990,304
  13,000,000    Discount note.......   10/15/97       12,972,789
   5,000,000    Discount note.......   10/24/97        4,982,830
   4,500,000    Discount note.......   10/28/97        4,481,809
   8,000,000    Discount note.......   11/07/97        7,955,353
  13,000,000    Discount note.......   11/19/97       12,903,783
   6,000,000    Discount note.......   12/19/97        5,928,637
   3,000,000    Discount note.......   01/05/98        2,956,760
   5,000,000    Discount note.......   01/15/98        4,920,500
   5,000,000    Discount note.......   01/16/98        4,919,304
                                                    ------------
                                                     162,868,429
                                                    ------------
                FEDERAL HOME LOAN BANK FLOATING RATE NOTES --
                  6.7%
  15,000,000    5.780%+.............   10/01/97+++    15,000,000
   7,000,000    4.580%++............   10/29/97+++     7,000,000
                                                    ------------
                                                      22,000,000
                                                    ------------
                FEDERAL HOME LOAN BANK NOTES -- 14.0%
   8,000,000    5.625%..............   12/26/97        8,000,000
   8,000,000    5.675%..............   02/12/98        7,994,721
   6,000,000    6.010%..............   05/15/98        6,000,047
   7,000,000    5.820%..............   06/16/98        6,998,065
   7,000,000    5.900%..............   06/19/98        6,999,899
  10,000,000    5.805%..............   08/20/98        9,997,235
                                                    ------------
                                                      45,989,967
                                                    ------------

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
    ------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
                STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE
                  NOTES -- 18.2%
$ 25,000,000    5.230%+.................   10/07/97+++ $ 25,000,000
  14,800,000    5.250%+.................   10/07/97+++   14,800,000
  20,000,000    5.360%+.................   10/07/97+++   19,999,963
                                                       ------------
                                                         59,799,963
                                                       ------------
                STUDENT LOAN MARKETING ASSOCIATION
                  STRUCTURED NOTE -- 2.4%
   8,000,000    5.850%..................   06/10/98       7,996,133
                                                       ------------
                TOTAL U.S. GOVERNMENT
                  AGENCY OBLIGATIONS
                (Cost $319,548,781).....                319,548,781
                                                       ============

   SHARES
 ----------
MONEY MARKET FUND -- 2.4%
  (Cost $7,976,500)
   7,976,500    Dreyfus Treasury Prime
                  Cash Management
                  Fund..................                  7,976,500
                                                       ============
TOTAL INVESTMENTS (Cost
  $327,525,281*)........................     99.9%      327,525,281
OTHER ASSETS AND LIABILITIES (NET)......
                                               0.1          172,689
                                             -----     ------------
NET ASSETS..............................     100.0%    $327,697,970
                                             =====     ============

---------------
  * Aggregate cost for Federal tax purposes.
  + Variable rate security. The interest rate shown reflects the rate in effect at September 30, 1997.
 ++ Variable rate security. Interest rate shown is tied to the Cost of Funds
    Index and resets on a delayed basis.
+++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
BANK OBLIGATIONS -- 10.1%
                 CERTIFICATES OF DEPOSIT -
                   DOMESTIC -- 1.6%
                 Bankers Trust Company of New
                   York:
$ 15,000,000     5.580% 10/30/97...............   $   14,994,736
  35,000,000     5.910% 03/12/98...............       34,995,542
  40,000,000     6.000% 03/24/98...............       39,977,247
   5,000,000     5.990% 06/25/98...............        4,998,602
                                                  --------------
                                                      94,966,127
                                                  --------------
                 CERTIFICATE OF DEPOSIT -
                   EURO -- 1.1%
  65,000,000     Sanwa Bank Ltd. of London,
                   5.920% 12/16/97.............       65,002,664
                                                  --------------
                 CERTIFICATES OF DEPOSIT -
                   YANKEE -- 7.4%
                 Bank of Tokyo Mitsubishi, (New
                   York):
  50,000,000     5.920% 12/08/97...............       50,000,000
  30,000,000     5.840% 01/15/98...............       30,002,413
  50,000,000     5.840% 01/22/98...............       50,000,000
  45,000,000     5.800% 03/02/98...............       45,000,000
  25,000,000     5.790% 03/19/98...............       25,000,000
  20,000,000     Deutsche Bank, (New York),
                 5.860% 03/10/98...............       19,996,646
                 National Bank of Canada, (New
                   York):
  50,000,000     5.580% 11/10/97...............       50,000,000
  20,000,000     5.850% 02/27/98...............       20,000,000
  20,000,000     5.940% 03/06/98...............       20,000,000
  30,000,000     6.030% 03/18/98...............       29,998,680
  30,000,000     6.140% 06/05/98...............       29,995,921
  40,000,000     Sanwa Bank Ltd. of New York,
                 5.930% 12/09/97...............       40,000,744
  30,000,000     Societe Generale,
                 5.880% 07/22/98...............       29,990,755
                                                  --------------
                                                     439,985,159
                                                  --------------
                 TOTAL BANK OBLIGATIONS
                   (Cost $599,953,950).........      599,953,950
                                                  ==============
CORPORATE OBLIGATIONS -- 58.9%
                 COMMERCIAL PAPER -- 37.2%
  78,000,000     Aetna Services, Inc.,
                 Discount note 10/01/97........       78,000,000
                 AON Corporation:
  30,980,000     Discount note 10/02/97........       30,975,207
  15,000,000     Discount note 10/14/97........       14,969,937
  21,443,000     Discount note 11/12/97........       21,304,407
  30,000,000     Bradford & Bingley Building
                   Society,
                   Discount note 03/10/98......       29,256,000
                 Countrywide Home Loans, Inc.:
  46,000,000     Discount note 10/01/97........       46,000,000
  50,000,000     Discount note 10/07/97........       49,953,585
  50,000,000     Discount note 10/27/97........       49,799,945
  38,000,000     Discount note 11/13/97........       37,748,092

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
                 COMMERCIAL PAPER -- (CONTINUED)
                 Dynamic Funding Corporation:
$ 44,366,000     Discount note 10/02/97........   $   44,359,037
  20,000,000     Discount note 10/06/97........       19,984,306
  19,545,000     Discount note 10/15/97........       19,501,751
  25,000,000     Discount note 10/16/97........       24,937,000
  11,000,000     Discount note 10/21/97........       10,965,472
  30,000,000     Discount note 10/29/97........       29,868,167
  19,506,000     Discount note 11/17/97........       19,362,116
  35,000,000     Discount note 12/10/97........       34,616,847
  10,551,000     Discount note 12/15/97........       10,426,806
                 Finova Capital Corporation:
  25,000,000     Discount note 10/20/97........       24,927,035
  15,000,000     Discount note 10/23/97........       14,949,308
  25,000,000     Discount note 10/29/97........       24,892,084
  20,000,000     Discount note 11/03/97........       19,898,250
  15,000,000     Discount note 11/05/97........       14,918,917
                 General Motors Acceptance
                   Corporation:
  75,000,000     Discount note 10/01/97........       75,000,000
  25,000,000     Discount note 10/07/97........       24,975,750
  25,000,000     Discount note 10/14/97........       24,947,097
  30,000,000     Discount note 12/01/97........       29,710,250
  35,000,000     Discount note 03/02/98........       34,173,922
  50,000,000     General Motors Corporation,
                 Discount note 10/16/97........       49,883,334
                 International Securitization
                   Corporation:
  20,000,000     Discount note(a) 11/19/97.....       19,849,189
  60,000,000     Discount note(a) 12/01/97.....       59,436,767
                 Lehman Brothers Holdings Inc.:
 350,000,000     Discount note 10/01/97........      350,000,000
  21,000,000     Discount note 11/10/97........       20,864,200
  60,000,000     Discount note 11/12/97........       59,593,999
  40,000,000     Discount note 11/21/97........       39,668,500
  50,000,000     Discount note 12/03/97........       49,496,875
  30,000,000     Discount note 05/01/98........       29,001,833
                 ODC Capital Corporation:
  35,000,000     Discount note(b) 10/08/97.....       34,962,093
  11,002,000     Discount note(b) 10/08/97.....       10,990,063
  40,000,000     Discount note(b) 10/22/97.....       39,870,033
  32,998,000     Discount note(b) 10/29/97.....       32,855,302
                 Orix America Inc.:
  32,500,000     Discount note 11/04/97........       32,328,111
  20,000,000     Discount note 11/21/97........       19,839,350
  30,000,000     Discount note 01/05/98........       29,544,000
  10,500,000     Discount note 01/09/98........       10,334,625
  47,000,000     Renault Credit International,
                   Discount note 10/09/97......       46,941,302
  45,000,000     SAFECO Corporation,
                   Discount note 11/12/97......       44,706,000
                 Sumitomo Corporation of
                   America:
  25,000,000     Discount note 10/29/97........       24,888,194
  20,000,000     Discount note 11/07/97........       19,885,506
  25,000,000     Discount note 11/10/97........       24,840,000
  20,000,000     Discount note 12/10/97........       19,780,278
  75,000,000     Discount note 12/17/97........       74,093,111
  23,000,000     Discount note 12/18/97........       22,718,940
  20,000,000     Discount note 12/22/97........       19,745,800
  22,500,000     Discount note 12/29/97........       22,185,719
  37,000,000     Discount note 02/11/98........       36,230,891
  20,000,000     Discount note 03/11/98........       19,499,111

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENT (CONTINUED)             SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
                 COMMERCIAL PAPER -- (CONTINUED)
                 Tri-Lateral Capital (USA)
                   Inc.:
$ 34,270,000     Discount note(b) 10/06/97.....   $   34,243,108
  10,045,000     Discount note(b) 10/15/97.....       10,023,124
  20,566,000     Discount note(b) 10/24/97.....       20,492,419
  15,040,000     Discount note(b) 11/18/97.....       14,927,701
                                                  --------------
                                                   2,204,140,766
                                                  --------------
                 CORPORATE BONDS & NOTES -- 21.7%
                 Bankers Trust Company of New
                   York:
  30,000,000     5.830%+(b) 10/01/97+++........       30,000,000
 126,000,000     5.840%+(b) 10/01/97+++........      125,996,664
  40,000,000     5.840%+(b) 10/01/97+++........       39,998,795
                 Bear Stearns & Company, Inc.:
  60,000,000     5.840%+ 10/01/97+++...........       60,000,000
  38,000,000     5.656%+ 10/01/97+++...........       38,000,000
  50,000,000     5.636%+ 10/01/97+++...........       50,000,000
  25,000,000     5.636%+ 10/01/97+++...........       25,000,000
  20,000,000     Beta Finance Inc.,
                 5.800%(b) 03/03/98............       20,000,000
  30,000,000     CIT Group Holdings,
                 6.500% 07/13/98...............       30,116,369
                 Chrysler Financial
                   Corporation:
  10,000,000     6.390% 10/03/97...............       10,000,103
  14,000,000     6.210% 06/29/98...............       14,001,950
 285,000,000     CS First Boston,
                   5.981%+ 10/07/97+++.........      285,000,000
  50,000,000     General Motors Acceptance
                   Corporation,
                   5.850%+ 10/01/97+++.........       49,999,623
  14,000,000     Goldman Sachs Group L.P.,
                   6.100% 04/15/98.............       13,991,014
                 International Business
                   Machines Credit Corporation:
  50,000,000     5.880%+ 10/01/97+++...........       50,000,000
  35,000,000     5.880%+ 10/01/97+++...........       35,000,000
  30,000,000     5.880%+ 10/01/97+++...........       30,000,000
                 Lehman Brothers Holdings Inc.:
  10,350,000     6.375% 06/01/98...............       10,372,857
   6,000,000     6.250% 06/29/98...............        6,011,924
  25,000,000     Merrill Lynch & Company Inc.,
                   5.820%+ 10/01/97+++.........       25,000,000
  65,000,000     Morgan Guaranty Trust Company,
                   5.965% 06/22/98.............       64,984,278
                 PHH Corporation:
  70,000,000     5.986% 08/12/98...............       69,991,542
  50,000,000     5.770%+ 10/01/97+++...........       49,982,008
                 Societe Generale:
  75,000,000     5.765%+ 10/01/97+++...........       74,955,316
  50,000,000     5.765%+ 10/01/97+++...........       49,970,023
  25,000,000     Travelers Life Insurance
                   Company,
                   5.727%+ 10/01/97+++.........       25,000,000
                                                  --------------
                                                   1,283,372,466
                                                  --------------
                 TOTAL CORPORATE OBLIGATIONS
                   (Cost $3,487,513,232).......    3,487,513,232
                                                  ==============
 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS -- 11.4%
                 Allstate Life Insurance
                   Company:
$ 25,000,000     5.835%**+ 12/29/97#...........   $   25,000,000
  25,000,000     5.835%**+ 12/29/97#...........       25,000,000
                 Anchor National Life Insurance
                   Company:
  25,000,000     5.882%**+ 12/29/97#...........       25,000,000
  50,000,000     5.980%+ 10/01/97+++...........       50,000,000
                 Commonwealth Life Insurance
                   Company, Inc.:
  62,000,000     5.850%**+ 03/27/98#...........       62,000,000
  10,000,000     5.850%**+ 03/27/98#...........       10,000,000
                 General American Life
                   Insurance Company:
  50,000,000     5.830%+ 10/01/97+++...........       50,000,000
  50,000,000     5.830%**+ 10/07/97#...........       50,000,000
  60,000,000     Life Insurance Company of
                   Georgia,
                   5.817%**+ 03/27/98#.........       60,000,000
                 Life Insurance Company of
                   Virginia:
  50,000,000     5.626%**+ 10/07/97#...........       50,000,000
  25,000,000     5.650%**+ 10/07/97#...........       25,000,000
  25,000,000     5.650%**+ 10/07/97#...........       25,000,000
 100,000,000     New York Life Insurance
                   Company,
                   5.864%**+ 10/06/97+++.......      100,000,000
                 Peoples Security Life
                   Insurance Company,
  20,000,000     5.850%**+ 12/04/97+++.........       20,000,000
  20,000,000     5.910%**+ 03/27/98#...........       20,000,000
  50,000,000     Sun Life Insurance Company of
                   America,
                   5.942%**+ 03/27/98#.........       50,000,000
  25,000,000     Travelers Life Insurance
                   Company,
                   5.736%**+ 11/01/97+++.......       25,000,000
                                                  --------------
                 TOTAL GUARANTEED INVESTMENT
                   CONTRACTS
                   (Cost $672,000,000).........      672,000,000
                                                  ==============
MUNICIPAL BONDS -- 3.0%
  28,800,000     Illinois (State of), Student
                   Assistance Commission, First
                   National Bank of Chicago
                   LOC,
                   5.610%+ 10/01/97+++.........       28,800,000
  24,800,000     Indiana (State of), Financing
                   Authority, Economic
                   Development Revenue,
                   Qualitech Steel, National
                   City Bank, Indiana LOC,
                   5.590%+ 10/01/97+++.........       24,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENT (CONTINUED)             SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
$ 22,600,000     Missouri (State of), Economic
                   Development Revenue, Export
                   and Infrastructure Board,
                   (Biocraft Laboratories Inc.
                   Project), PNC Bank LOC,
                   5.650%+ 10/01/97+++.........   $   22,600,000
 100,000,000     Virginia (State of), Housing
                   Development Authority,
                   5.400%+ 10/01/97+++.........      100,000,000
                                                  --------------
                 TOTAL MUNICIPAL BONDS
                   (Cost $176,200,000).........      176,200,000
                                                  ==============
U.S. GOVERNMENT OBLIGATIONS -- 4.3%
  18,000,000     Federal Home Loan Bank,
                   4.687%++ 10/29/97+++........       18,000,000
                 Student Loan Marketing
                   Association Floating Rate
                   Notes:
  20,000,000     5.230%+ 10/07/97+++...........       20,000,000
  12,000,000     5.250%+ 10/07/97+++...........       12,000,000
  11,600,000     5.250%+ 10/07/97+++...........       11,580,519
  47,500,000     5.270%+ 10/07/97+++...........       47,407,359
  21,000,000     5.270%+ 10/07/97+++...........       20,999,209
  76,697,000     5.360%+ 10/07/97+++...........       76,697,000
  40,700,000     5.410%+ 10/07/97+++...........       40,708,797
  10,000,000     5.410%+ 10/07/97+++...........       10,000,000
                                                  --------------
                 TOTAL U.S. GOVERNMENT
                   OBLIGATIONS
                   (Cost $257,392,884).........      257,392,884
                                                  ==============
TIME DEPOSITS -- EURO -- 6.8%
 275,000,000     First National Bank of
                   Chicago,
                   6.500% 10/01/97.............      275,000,000
 125,000,000     Societe Generale,
                   6.563% 10/01/97.............      125,000,000
                                                  --------------
                 TOTAL TIME
                   DEPOSITS - EURO
                   (Cost $400,000,000).........      400,000,000
                                                  ==============
                                   REPURCHASE AGREEMENTS -- 5.1%
 225,000,000     Agreement with Goldman Sachs
                   Group, 6.563% dated 09/30/97
                   to be repurchased at
                   $225,041,016 on 10/01/97,
                   collateralized by
                   $230,834,820 Qualified First
                   Tier Money Market
                   Instruments, due
                   10/10/97 -- 02/05/98........      225,000,000
  75,000,000     Agreement with Lehman
                   Brothers, 6.563% dated
                   09/30/97 to be repurchased
                   at $75,013,672 on 10/01/97,
                   collateralized by
                   $76,504,000 Qualified First
                   Tier Money Market
                   Instruments, due
                   09/30/97 -- 11/28/97........       75,000,000
                                                  --------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $300,000,000).........      300,000,000
                                                  ==============

                                                      VALUE
   SHARES                                            (NOTE 1)
    ------------------------------------------------------------
MONEY MARKET FUNDS -- 0.1%
   6,746,000     AIM Liquid Asset Portfolio....   $    6,746,000
     459,000     AIM Prime Fund................          459,000
   1,298,000     Dreyfus Cash Management Plus
                   Fund........................        1,298,000
      39,000     Fidelity Institutional Cash
                   Portfolio...................           39,000
                                                  --------------
                 TOTAL MONEY MARKET FUNDS
                   (Cost $8,542,000)...........        8,542,000
                                                  ==============

TOTAL INVESTMENTS
  (Cost $5,901,602,066*)..............  99.7%     5,901,602,066
OTHER ASSETS AND LIABILITIES (NET)....    0.3        15,553,477
                                                 --------------
NET ASSETS............................  100.0%   $5,917,155,543
                                                 ==============

---------------

   * Aggregate cost for Federal tax purposes.
  ** Restricted security (Note 5).
   + Floating/variable rate note. The interest rate shown
     reflects the rate in effect at September 30, 1997.
  ++ Variable rate security. The interest rate shown is tied to the Cost of Funds Index and resets on a delayed basis.
 +++ Reset date. Interest rates reset either daily, weekly,
     monthly, quarterly or semi-annually.
   # Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.
 (a) Securities are not registered under the Securities Act of 1933. These securities may be resold in in transactions exempt from registration to qualified institutional buyers.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:

LOC Letter of Credit

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                   NATIONS
                                                  NATIONS          NATIONS        GOVERNMENT       NATIONS
                                                 TAX EXEMPT        TREASURY      MONEY MARKET       PRIME
                                                    FUND             FUND            FUND            FUND
                                               ---------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules:
  Securities.................................  $2,230,116,763   $1,065,033,507   $327,525,281   $5,901,302,066
  Repurchase agreements......................              --    2,899,000,000             --          300,000
                                               --------------   --------------   ------------   --------------
     Total investments.......................   2,230,116,763    3,964,033,507    327,525,281    5,901,602,066
Cash.........................................          79,348               37            878              987
Interest receivable..........................      10,940,265        5,553,052      1,733,151       32,479,856
Dividends receivable.........................           2,049          266,159         40,254          576,599
Receivable for Fund shares sold..............         614,697               --         25,673       16,708,508
Prepaid expenses and other assets............         130,864          232,077         54,925          383,143
                                               --------------   --------------   ------------   --------------
  Total Assets...............................   2,241,883,986    3,970,084,832    329,380,162    5,951,751,159
                                               --------------   --------------   ------------   --------------
LIABILITIES:
Payable for reverse repurchase
  agreements (Note 1)........................              --      489,182,000             --               --
Payable for Fund shares redeemed.............       3,490,584        9,424,481        367,080       14,671,245
Payable for investment securities
  purchased..................................      15,478,292               --             --               --
Note payable (Note 6)........................         500,000               --             --               --
Investment advisory fee payable (Note 2).....         343,782          634,017         38,333        1,030,318
Administration fee payable (Note 2)..........         147,388          240,455         22,039          389,874
Shareholder servicing and distribution fees
  payable (Note 3)...........................          87,273          657,620         22,495          538,230
Transfer agent fees payable (Note 2).........          98,014           24,657             --           75,168
Custodian fees payable (Note 2)..............          53,826           77,759         11,033          118,597
Dividends payable............................       5,093,718        7,432,680      1,169,987       17,303,254
Accrued Trustees'/Directors' fees and
  expenses (Note 2)..........................         101,651          148,573         28,928          226,532
Accrued expenses and other payables..........          66,243           83,829         22,297          242,398
                                               --------------   --------------   ------------   --------------
  Total Liabilities..........................      25,460,771      507,906,071      1,682,192       34,595,616
                                               --------------   --------------   ------------   --------------
NET ASSETS...................................  $2,216,423,215   $3,462,178,761   $327,697,970   $5,917,155,543
                                               ==============   ==============   ============   ==============
Investments, at cost.........................  $2,230,116,763   $3,964,033,507   $327,525,281   $5,901,602,066
                                               ==============   ==============   ============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)               SEPTEMBER 30,
1997 (UNAUDITED)

                                                                              NATIONS
                                             NATIONS          NATIONS        GOVERNMENT       NATIONS
                                            TAX EXEMPT        TREASURY      MONEY MARKET       PRIME
                                               FUND             FUND            FUND            FUND
                                          ---------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income.....  $        5,737   $       10,103   $     13,156   $           --
Accumulated net realized loss on
  investments sold......................         (69,830)         (38,754)       (61,569)        (488,645)
Paid-in capital.........................   2,216,487,308    3,462,207,412    327,746,383    5,917,644,188
                                          --------------   --------------   ------------   --------------
                                          $2,216,423,215   $3,462,178,761   $327,697,970   $5,917,155,543
                                          ==============   ==============   ============   ==============
NET ASSETS:
Primary A Shares........................  $1,762,398,431   $1,119,754,681   $244,546,765   $3,655,757,915
                                          ==============   ==============   ============   ==============
Primary B Shares........................  $   11,016,570   $   33,180,075   $ 19,079,519   $   67,278,508
                                          ==============   ==============   ============   ==============
Investor A Shares.......................  $  157,667,061   $1,464,925,799   $ 26,370,407   $1,364,334,703
                                          ==============   ==============   ============   ==============
Investor B Shares.......................  $  210,820,924   $  666,811,652   $ 27,058,079   $  643,085,935
                                          ==============   ==============   ============   ==============
Investor C Shares.......................  $   63,751,107   $    7,795,637   $  3,859,082   $   81,886,948
                                          ==============   ==============   ============   ==============
Daily Shares............................  $   10,769,122   $  169,710,917   $  6,784,118   $  104,811,534
                                          ==============   ==============   ============   ==============
SHARES OUTSTANDING:
Primary A Shares........................   1,762,657,659    1,119,822,255    244,585,098    3,656,416,695
                                          ==============   ==============   ============   ==============
Primary B Shares........................      11,018,190       33,182,078     19,082,510       67,290,633
                                          ==============   ==============   ============   ==============
Investor A Shares.......................     157,690,252    1,465,014,205     26,374,541    1,364,580,561
                                          ==============   ==============   ============   ==============
Investor B Shares.......................     210,851,934      666,851,893     27,062,320      643,201,822
                                          ==============   ==============   ============   ==============
Investor C Shares.......................      63,760,484        7,796,107      3,859,687       81,901,704
                                          ==============   ==============   ============   ==============
Daily Shares............................      10,770,706      169,721,159      6,785,181      104,830,422
                                          ==============   ==============   ============   ==============
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share.......................           $1.00            $1.00          $1.00            $1.00
                                                   =====            =====          =====            =====
PRIMARY B SHARES:
Net asset value, offering and redemption
  price per share.......................           $1.00            $1.00          $1.00            $1.00
                                                   =====            =====          =====            =====
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share.......................           $1.00            $1.00          $1.00            $1.00
                                                   =====            =====          =====            =====
INVESTOR B SHARES:
Net asset value, offering and redemption
  price per share.......................           $1.00            $1.00          $1.00            $1.00
                                                   =====            =====          =====            =====
INVESTOR C SHARES:
Net asset value, offering and redemption
  price per share.......................           $1.00            $1.00          $1.00            $1.00
                                                   =====            =====          =====            =====
DAILY SHARES:
Net asset value, offering and redemption
  price per share.......................           $1.00            $1.00          $1.00            $1.00
                                                   =====            =====          =====            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                    NATIONS
                                                       NATIONS       NATIONS       GOVERNMENT      NATIONS
                                                     TAX EXEMPT      TREASURY     MONEY MARKET      PRIME
                                                        FUND           FUND           FUND           FUND
                                                     --------------------------------------------------------
INVESTMENT INCOME:
Interest...........................................  $38,124,891   $97,203,076     $9,482,967    $154,745,709
Dividends..........................................      297,723     2,499,309        210,950       1,838,137
                                                     -----------   -----------     ----------    ------------
  Total investment income..........................   38,422,614    99,702,385      9,693,917     156,583,846
                                                     -----------   -----------     ----------    ------------
EXPENSES:
Investment advisory fee (Note 2)...................    4,030,050     3,604,852        701,402       5,483,748
Administration fee (Note 2)........................    1,007,512     1,789,999        175,350       2,727,965
Transfer agent fees (Note 2).......................      186,893       316,912         30,512         432,660
Custodian fees (Note 2)............................       54,414       114,832         21,871         143,720
Legal and audit fees...............................       71,517       124,273         18,498         189,514
Trustees'/Directors' fees and expenses (Note 2)....       28,938        30,591          6,166          49,299
Interest expense (Note 6)..........................        1,109            --             --              --
Other..............................................      183,831       190,042         61,303         366,199
                                                     -----------   -----------     ----------    ------------
  Subtotal.........................................    5,564,264     6,171,501      1,015,102       9,393,105
Shareholder servicing and distribution fees (Note
  3):
  Primary B Shares.................................       15,025        45,962         28,002         110,572
  Investor A Shares................................      185,276     1,758,879         38,723       2,175,409
  Investor B Shares................................      207,968     1,043,867         38,751         678,089
  Investor C Shares................................       58,961        12,910          3,159         111,605
  Daily Shares.....................................       41,767       323,711         19,095         171,485
Fees waived by investment adviser and
  administrator (Note 2)...........................   (2,542,629)     (800,844)      (484,658)     (1,224,187)
                                                     -----------   -----------     ----------    ------------
  Total expenses...................................    3,530,632     8,555,986        658,174      11,416,078
Fees reduced by credits allowed by the
  custodian (Note 2)...............................           --            --         (4,549)             --
                                                     -----------   -----------     ----------    ------------
  Net expenses.....................................    3,530,632     8,555,986        653,625      11,416,078
                                                     -----------   -----------     ----------    ------------
NET INVESTMENT INCOME..............................   34,891,982    91,146,399      9,040,292     145,167,768
                                                     -----------   -----------     ----------    ------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 1)...          583            --             --         (18,849)
                                                     -----------   -----------     ----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................  $34,892,565   $91,146,399     $9,040,292    $145,148,919
                                                     ===========   ===========     ==========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund

--------------------------------------------------------------------------------
   STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

Cash flows from operating and investing activities:
  Investment income received........................................   $     93,391,839
  Payment of operating expenses.....................................         (8,111,789)
  Net purchases and sales of short-term investments.................       (349,812,786)
                                                                       ----------------
Cash used by operating and investing activities.....................                        $(264,532,736)
Cash flows from financing activities:
  Proceeds from shares sold.........................................     10,395,026,334
  Payment for shares redeemed.......................................    (10,066,135,961)
  Cash provided from reverse repurchase agreement...................         17,261,000
  Distributions paid*...............................................        (81,618,950)
                                                                       ----------------
Cash provided by financing activities...............................                          264,532,423
                                                                                            -------------
Increase in cash....................................................                                 (313)
Cash at beginning of period.........................................                                  350
                                                                                            -------------
Cash at end of period...............................................                        $          37
                                                                                            =============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
  USED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations................                        $  91,146,399
  Increase in investments...........................................   $   (354,882,985)
  Increase in interest and dividends receivable.....................         (1,240,347)
  Increase in other assets..........................................           (172,495)
  Increase in accrued expenses......................................            616,692      (355,679,135)
                                                                       ----------------     -------------
Cash used by operating and investing activities.....................                        $(264,532,736)
                                                                                            =============

---------------
* Non-cash activities include reinvestment of dividends of $10,654,282.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                   NATIONS
                                                  NATIONS          NATIONS        GOVERNMENT       NATIONS
                                                 TAX EXEMPT        TREASURY      MONEY MARKET       PRIME
                                                    FUND             FUND            FUND            FUND
                                               ---------------------------------------------------------------
Net investment income........................  $   34,891,982   $   91,146,399   $  9,040,292   $  145,167,768
Net realized gain/(loss) on investments......             583               --             --          (18,849)
                                               --------------   --------------   ------------   --------------
Net increase in net assets resulting from
  operations.................................      34,892,565       91,146,399      9,040,292      145,148,919
Distributions to shareholders from net
  investment income:
  Primary A Shares...........................     (27,521,833)     (41,161,882)    (6,929,684)     (93,041,065)
  Primary B Shares...........................        (198,329)        (921,830)      (557,643)      (2,297,701)
  Investor A Shares..........................      (2,426,617)     (24,760,243)      (538,033)     (31,698,038)
  Investor B Shares..........................      (3,374,501)     (20,947,455)      (771,577)     (14,109,583)
  Investor C Shares..........................      (1,122,194)        (259,061)       (62,884)      (2,320,594)
  Daily Shares...............................        (248,508)      (3,095,928)      (180,471)      (1,700,787)
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares...........................     578,036,696     (225,980,051)   (54,850,317)   1,121,872,683
  Primary B Shares...........................      (2,132,967)     (21,987,579)      (370,565)    (116,749,688)
  Investor A Shares..........................      12,347,067      745,819,027      7,654,582      206,735,451
  Investor B Shares..........................     (17,757,844)    (306,440,320)      (691,092)     262,146,617
  Investor C Shares..........................         996,616       (6,071,841)     1,717,499      (11,786,579)
  Daily Shares...............................       8,436,449      153,397,777     (1,075,847)      95,819,589
                                               --------------   --------------   ------------   --------------
Net increase/(decrease) in net assets........     579,926,600      338,737,013    (47,615,740)   1,558,019,224
NET ASSETS:
Beginning of period..........................   1,636,496,615    3,123,441,748    375,313,710    4,359,136,319
                                               --------------   --------------   ------------   --------------
End of period................................  $2,216,423,215   $3,462,178,761   $327,697,970   $5,917,155,543
                                               ==============   ==============   ============   ==============
Undistributed net investment income at end of
  period.....................................  $        5,737   $       10,103   $     13,157   $           --
                                               ==============   ==============   ============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997

                                                                                   NATIONS
                                                 NATIONS          NATIONS        GOVERNMENT        NATIONS
                                                TAX EXEMPT        TREASURY      MONEY MARKET        PRIME
                                                   FUND             FUND            FUND             FUND
                                              ----------------------------------------------------------------
Net investment income.......................  $   47,090,130   $  123,088,385   $  20,882,615   $  211,915,430
Net realized gain/(loss) on investments.....          (1,480)          18,200           1,339            2,522
                                              --------------   --------------   -------------   --------------
Net increase in net assets resulting from
  operations................................      47,088,650      123,106,585      20,883,954      211,917,952
Distributions to shareholders from net
  investment income:
  Primary A Shares..........................     (35,293,502)     (42,850,726)    (16,005,498)    (127,428,642)
  Primary B Shares..........................        (380,490)      (3,347,375)     (1,068,560)      (9,968,081)
  Investor A Shares.........................      (4,059,182)      (7,715,087)     (1,292,731)     (53,311,689)
  Investor B Shares.........................      (5,532,546)     (68,532,266)     (2,383,399)     (17,025,636)
  Investor C Shares.........................      (1,820,710)        (611,667)        (98,717)      (4,133,462)
  Daily Shares..............................          (3,700)         (31,264)        (33,710)         (47,920)
Net increase/(decrease) in net assets from
  Fund share transactions:
  Primary A Shares..........................     105,546,666      524,546,725     (37,373,510)      61,206,993
  Primary B Shares..........................       3,780,463        7,681,748     (12,131,029)      87,724,370
  Investor A Shares.........................      16,923,712      629,610,623     (30,027,577)      58,232,248
  Investor B Shares.........................      95,689,951     (551,757,395)    (34,870,084)      22,368,779
  Investor C Shares.........................      (3,982,155)       5,084,728         411,437       18,857,687
  Daily Shares..............................       2,332,190       16,321,269       7,858,911        8,970,359
                                              --------------   --------------   -------------   --------------
Net increase/(decrease) in net assets.......     220,289,347      631,505,898    (106,130,513)     257,362,958
NET ASSETS:
Beginning of year...........................   1,416,207,268    2,491,935,850     481,444,223    4,101,773,361
                                              --------------   --------------   -------------   --------------
End of year.................................  $1,636,496,615   $3,123,441,748   $ 375,313,710   $4,359,136,319
                                              ==============   ==============   =============   ==============
Undistributed net investment income at end
  of year...................................  $        5,737   $       10,103   $      13,157   $           --
                                              ==============   ==============   =============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                            NATIONS TAX EXEMPT FUND                 NATIONS TREASURY FUND
                                                       SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      SEPTEMBER 30, 1997     YEAR ENDED      SEPTEMBER 30, 1997     YEAR ENDED
                                                         (UNAUDITED)       MARCH 31, 1997       (UNAUDITED)       MARCH 31, 1997
                                                      --------------------------------------------------------------------------
PRIMARY A SHARES:
  Sold..............................................    $  785,203,214     $1,392,743,346     $  1,075,931,969    $2,911,565,540
  Issued in exchange for Pilot Shares of Pilot:
    Short-Term U.S. Treasury Fund (Note 8)..........                --                 --        1,227,411,213                --
    Short-Term Tax Exempt Diversified Fund (Note
      8)............................................       374,161,516                 --                   --                --
    Missouri Short-Term Tax-Exempt Fund (Note 8)....       194,372,509                 --                   --                --
  Issued as reinvestment of dividends...............           247,910            754,137              284,113           256,531
  Redeemed..........................................      (775,948,453)    (1,287,950,817)      (2,529,607,346)   (2,387,275,346)
                                                        --------------     --------------     ----------------    --------------
  Net increase/(decrease)...........................    $  578,036,696     $  105,546,666     $   (225,980,051)   $  524,546,725
                                                        ==============     ==============     ================    ==============

PRIMARY B SHARES:
  Sold..............................................    $   21,002,043     $   83,563,210     $     78,888,960    $  425,279,678
  Issued as reinvestment of dividends...............                --                 --               15,362               504
  Redeemed..........................................       (23,135,010)       (79,782,747)        (100,891,901)     (417,598,435)
                                                        --------------     --------------     ----------------    --------------
  Net increase/(decrease)...........................    $   (2,132,967)    $    3,780,463     $    (21,987,579)   $    7,681,747
                                                        ==============     ==============     ================    ==============

INVESTOR A SHARES:
  Sold..............................................    $  251,801,387     $  430,531,574     $  2,322,660,825    $1,502,010,404
  Issued as reinvestment of dividends...............         1,990,707          3,977,272            1,902,388         4,949,120
  Redeemed..........................................      (241,445,027)      (417,585,134)      (1,578,744,186)     (877,348,901)
                                                        --------------     --------------     ----------------    --------------
  Net increase......................................    $   12,347,067     $   16,923,712     $    745,819,027    $  629,610,623
                                                        ==============     ==============     ================    ==============

INVESTOR B SHARES:
  Sold..............................................    $  279,555,791     $  625,042,344     $  4,422,564,023    $8,327,962,057
  Issued in exchange for Administration Shares of
    Pilot:
    Short-Term U.S. Treasury Fund (Note 8)..........                --                 --          237,369,259                --
    Short-Term Tax Exempt Diversified Fund (Note
      8)............................................        10,607,606                 --                   --                --
    Missouri Short-Term Tax-Exempt Fund (Note 8)....        11,951,035                 --                   --                --
  Issued as reinvestment of dividends...............         3,538,206          5,290,829            5,342,893         4,638,191
  Redeemed..........................................      (323,410,482)      (534,643,222)      (4,971,716,495)   (8,884,357,643)
                                                        --------------     --------------     ----------------    --------------
  Net increase/(decrease)...........................    $  (17,757,844)    $   95,689,951     $   (306,440,320)   $ (551,757,395)
                                                        ==============     ==============     ================    ==============

INVESTOR C SHARES:
  Sold..............................................    $  106,573,284     $  166,459,636     $     10,279,158    $   31,620,194
  Issued as reinvestment of dividends...............           931,431          1,807,813              200,488           608,852
  Redeemed..........................................      (106,508,099)      (172,249,604)         (16,551,487)      (27,144,318)
                                                        --------------     --------------     ----------------    --------------
  Net increase/(decrease)...........................    $      996,616     $   (3,982,155)    $     (6,071,841)   $    5,084,728
                                                        ==============     ==============     ================    ==============

DAILY SHARES:
  Sold..............................................    $   98,996,843     $    4,211,534     $    864,386,887    $   35,051,951
  Issued in exchange for Investor Shares of Pilot:
    Short-Term U.S. Treasury Fund (Note 8)..........                --                 --          155,097,504                --
    Short-Term Tax Exempt Diversified Fund (Note
      8)............................................         7,245,914                 --                   --                --
    Missouri Short-Term Tax-Exempt Fund (Note 8)....        20,660,647                 --                   --                --
  Issued as reinvestment of dividends...............           200,407              3,295            2,909,038            31,264
  Redeemed..........................................      (118,667,362)        (1,882,639)        (868,995,652)      (18,761,946)
                                                        --------------     --------------     ----------------    --------------
  Net increase......................................    $    8,436,449     $    2,332,190     $    153,397,777    $   16,321,269
                                                        ==============     ==============     ================    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                               NATIONS GOVERNMENT
                                                                MONEY MARKET FUND                     NATIONS PRIME FUND
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                       SEPTEMBER 30, 1997     YEAR ENDED     SEPTEMBER 30, 1997     YEAR ENDED
                                                          (UNAUDITED)       MARCH 31, 1997      (UNAUDITED)       MARCH 31, 1997
                                                       -------------------------------------------------------------------------
PRIMARY A SHARES:
  Sold...............................................    $  191,390,126     $ 507,240,424     $  1,831,759,578    $2,571,907,088
  Issued in exchange for Primary A Shares of
    Peachtree:
    Prime Money Market Fund..........................                --                --                   --        46,492,996
    Government Money Market Fund.....................                --        31,480,400                   --                --
  Issued in exchange for Pilot Shares of Pilot
    Short-Term Diversified Assets Fund (Note 8)......                --                --        1,540,113,669                --
  Issued as reinvestment of dividends................                --             3,017              805,447           852,265
  Redeemed...........................................      (246,240,443)     (576,097,351)      (2,250,806,011)   (2,558,045,356)
                                                         --------------     --------------    ----------------    --------------
  Net increase/(decrease)............................    $  (54,850,317)    $ (37,373,510)    $  1,121,872,683    $   61,206,993
                                                         ==============     ==============    ================    ==============

PRIMARY B SHARES:
  Sold...............................................    $  108,850,905     $ 171,213,079     $    211,485,793    $1,407,226,085
  Issued as reinvestment of dividends................                --                --               36,443            28,061
  Redeemed...........................................      (109,221,470)     (183,344,108)        (328,271,924)   (1,319,529,776)
                                                         --------------     --------------    ----------------    --------------
  Net increase/(decrease)............................    $     (370,565)    $ (12,131,029)    $   (116,749,688)   $   87,724,370
                                                         ==============     ==============    ================    ==============

INVESTOR A SHARES:
  Sold...............................................    $   41,597,376     $  87,140,427     $  2,102,049,443    $3,809,109,741
  Issued as reinvestment of dividends................           528,147         1,257,952           25,512,354        51,501,048
  Redeemed...........................................       (34,470,941)     (118,425,956)      (1,920,826,346)   (3,802,378,541)
                                                         --------------     --------------    ----------------    --------------
  Net increase/(decrease)............................    $    7,654,582     $ (30,027,577)    $    206,735,451    $   58,232,248
                                                         ==============     ==============    ================    ==============

INVESTOR B SHARES:
  Sold...............................................    $   77,798,637     $ 259,954,369     $  1,713,763,726    $1,472,078,943
  Issued in exchange for Administration Shares of
    Pilot Short-Term Diversified Assets Fund (Note
    8)...............................................                --                --          239,088,854                --
  Issued as reinvestment of dividends................           661,441         1,641,684           12,240,351        13,460,877
  Redeemed...........................................       (79,151,170)     (296,466,137)      (1,702,946,314)   (1,463,171,041)
                                                         --------------     --------------    ----------------    --------------
  Net increase/(decrease)............................    $     (691,092)    $ (34,870,084)    $    262,146,617    $   22,368,779
                                                         ==============     ==============    ================    ==============

INVESTOR C SHARES:
  Sold...............................................    $    3,145,395     $   6,143,189     $    119,738,465    $  244,058,874
  Issued as reinvestment of dividends................            55,336            97,541            2,255,292         4,008,416
  Redeemed...........................................        (1,483,232)       (5,829,293)        (133,780,336)     (229,209,603)
                                                         --------------     --------------    ----------------    --------------
  Net increase/(decrease)............................    $    1,717,499     $     411,437     $    (11,786,579)   $   18,857,687
                                                         ==============     ==============    ================    ==============
DAILY SHARES:
  Sold...............................................    $   75,507,184     $  14,994,192     $    267,254,835    $   12,949,550
  Issued in exchange for Investor Shares of Pilot
    Short-Term Diversified Assets Fund (Note 8)......                --                --           75,970,660                --
  Issued as reinvestment of dividends................           172,307            22,229            1,664,936            47,920
  Redeemed...........................................       (76,755,338)       (7,157,510)        (249,070,842)       (4,027,111)
                                                         --------------     --------------    ----------------    --------------
  Net increase/(decrease)............................    $   (1,075,847)    $   7,858,911     $     95,819,589    $    8,970,359
                                                         ==============     ==============    ================    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                          NET ASSET                              DIVIDENDS              TOTAL
                                                            VALUE                NET              FROM NET            DIVIDENDS
                                                          BEGINNING           INVESTMENT         INVESTMENT              AND
                                                          OF PERIOD             INCOME             INCOME           DISTRIBUTIONS
                                                         ------------------------------------------------------------------------
NATIONS TAX EXEMPT FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).................    $ 1.00             $ 0.0177           $(0.0177)           $ (0.0177)
Year ended 03/31/1997...................................      1.00               0.0324            (0.0324)             (0.0324)
Period ended 03/31/1996(a)..............................      1.00               0.0112            (0.0112)             (0.0112)
Year ended 11/30/1995...................................      1.00               0.0361            (0.0361)             (0.0361)
Year ended 11/30/1994...................................      1.00               0.0257            (0.0257)             (0.0257)
Year ended 11/30/1993...................................      1.00               0.0223            (0.0223)             (0.0223)
Year ended 11/30/1992...................................      1.00               0.0267            (0.0267)             (0.0267)
Year ended 11/30/1991...................................      1.00               0.0422            (0.0422)             (0.0422)
Year ended 11/30/1990...................................      1.00               0.0550            (0.0550)             (0.0550)
Year ended 11/30/1989...................................      1.00               0.0600            (0.0600)             (0.0600)
Period ended 11/30/1988*................................      1.00               0.0350            (0.0350)             (0.0350)
PRIMARY B SHARES
Six months ended 09/30/1997 (unaudited).................    $ 1.00             $ 0.0165           $(0.0165)           $ (0.0165)
Year ended 03/31/1997...................................      1.00               0.0300            (0.0300)             (0.0300)
Period ended 03/31/1996(a)..............................      1.00               0.0104            (0.0104)             (0.0104)
Year ended 11/30/1995...................................      1.00               0.0335            (0.0335)             (0.0335)
Period ended 11/30/1994*................................      1.00               0.0116            (0.0116)             (0.0116)
INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).................    $ 1.00             $ 0.0165           $(0.0165)           $ (0.0165)
Year ended 03/31/1997...................................      1.00               0.0300            (0.0300)             (0.0300)
Period ended 03/31/1996(a)..............................      1.00               0.0104            (0.0104)             (0.0104)
Year ended 11/30/1995...................................      1.00               0.0335            (0.0335)             (0.0335)
Year ended 11/30/1994...................................      1.00               0.0231            (0.0231)             (0.0231)
Year ended 11/30/1993...................................      1.00               0.0198            (0.0198)             (0.0198)
Year ended 11/30/1992...................................      1.00               0.0266            (0.0266)             (0.0266)
Period ended 11/30/1991*................................      1.00               0.0422            (0.0422)             (0.0422)
INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).................    $ 1.00             $ 0.0167           $(0.0167)           $ (0.0167)
Year ended 03/31/1997...................................      1.00               0.0307            (0.0307)             (0.0307)
Period ended 03/31/1996(a)..............................      1.00               0.0106            (0.0106)             (0.0106)
Year ended 11/30/1995...................................      1.00               0.0342            (0.0342)             (0.0342)
Period ended 11/30/1994*................................      1.00               0.0141            (0.0141)             (0.0141)
INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).................    $ 1.00             $ 0.0168           $(0.0168)           $ (0.0168)
Year ended 03/31/1997...................................      1.00               0.0311            (0.0311)             (0.0311)
Period ended 03/31/1996(a)..............................      1.00               0.0107            (0.0107)             (0.0107)
Year ended 11/30/1995...................................      1.00               0.0346            (0.0346)             (0.0346)
Period ended 11/30/1994*................................      1.00               0.0203            (0.0203)             (0.0203)
DAILY SHARES
Six months ended 09/30/1997 (unaudited).................    $ 1.00             $ 0.0152           $(0.0152)           $ (0.0152)
Year ended 03/31/1997...................................      1.00               0.0270            (0.0270)             (0.0270)
Period ended 03/31/1996(a)..............................      1.00               0.0090            (0.0090)             (0.0090)
Period ended 11/30/1995*................................      1.00               0.0243            (0.0243)             (0.0243)

---------------

   * Nations Tax Exempt Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on
     March 14, 1988, June 16, 1994, April 5, 1991, May 17, 1994, March 7, 1994 and February 10, 1995, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                 ------------------------------
                                               RATIO OF          RATIO OF         RATIO OF
    NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
      VALUE                      END OF       EXPENSES TO       INCOME TO        EXPENSES TO     NET INVESTMENT
     END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       AVERAGE NET         INCOME
     PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           ASSETS          PER SHARE
---------------------------------------------------------------------------------------------------------------
      $1.00         1.78%      $1,762,398         0.30%+(b)        3.51%+            0.55%+         $ 0.0164
       1.00         3.29       1,184,313          0.30             3.25              0.55             0.0298
       1.00         1.12       1,078,764          0.30+            3.35+             0.58+            0.0103
       1.00         3.68         905,125          0.30             3.62              0.57             0.0335
       1.00         2.60         820,677          0.27             2.59              0.59             0.0226
       1.00         2.27         701,403          0.23             2.23              0.59             0.0187
       1.00         2.70+++      329,265          0.40             2.65              0.57             0.0250
       1.00         4.31+++      168,829          0.42             4.23              0.60             0.0404
       1.00         5.63+++      173,834          0.40             5.51              0.75             0.0515
       1.00         6.17+++      145,109          0.40             6.00              0.74             0.0566
       1.00         3.55+++      143,245          0.40+            4.97+             0.75+            0.0325

      $1.00         1.65%      $  11,017          0.55%+(b)        3.26%+            0.80%+         $ 0.0157
       1.00         3.04          13,151          0.55             3.00              0.80             0.0274
       1.00         1.04           9,370          0.55+            3.10+             0.83+            0.0095
       1.00         3.39          11,666          0.55             3.37              0.82             0.0309
       1.00         1.17          18,207          0.52+            2.34+             0.84+            0.0102

      $1.00         1.65%      $ 157,667          0.55%+(b)        3.26%+            0.80%+         $ 0.0152
       1.00         3.04         145,337          0.55             3.00              0.80             0.0274
       1.00         1.04         128,414          0.55+            3.10+             0.83+            0.0095
       1.00         3.40         126,207          0.55             3.37              0.82             0.0309
       1.00         2.36         151,714          0.52             2.34              0.84             0.0199
       1.00         2.00         119,552          0.48             1.98              0.84             0.0162
       1.00         2.68+++       80,158          0.55             2.50              0.72             0.0248
       1.00         4.30+++        1,690          0.42+            4.23+             0.60+            0.0404

      $1.00         1.68%      $ 210,821          0.50%+(b)        3.31%+            0.75%+         $ 0.0155
       1.00         3.11         228,601          0.50             3.05              0.75             0.0281
       1.00         1.06         132,914          0.50+            3.15+             0.78+            0.0097
       1.00         3.47          86,374          0.50             3.42              0.77             0.0316
       1.00         1.43               3          0.47+            2.39+             0.79+            0.0118

      $1.00         1.69%      $  63,751          0.48%+(b)        3.34%+            0.73%+         $ 0.0153
       1.00         3.15          62,761          0.45             3.10              0.70             0.0285
       1.00         1.07          66,743          0.45+            3.20+             0.73+            0.0098
       1.00         3.52          41,409          0.45             3.47              0.72             0.0320
       1.00         2.05          25,704          0.42+            2.44+             0.74+            0.0177

      $1.00         1.53%      $  10,769          0.80%+(b)        3.01%+            1.05%+         $ 0.0139
       1.00         2.73           2,334          0.80             2.75              1.05             0.0244
       1.00         0.91               2          0.69+            2.96+             0.97+            0.0081
       1.00         2.61               2          0.45+            3.47+             0.72+            0.0225

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                    NET ASSET                              DIVIDENDS          DISTRIBUTIONS             TOTAL
                                      VALUE                NET              FROM NET            FROM NET              DIVIDENDS
                                   BEGINNING OF         INVESTMENT         INVESTMENT           REALIZED                 AND
                                      PERIOD              INCOME             INCOME           CAPITAL GAINS         DISTRIBUTIONS
                                   ----------------------------------------------------------------------------------------------
NATIONS TREASURY FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited).....................    $ 1.00             $ 0.0264           $(0.0264)                  --             $ (0.0264)
Year ended 03/31/1997.............      1.00               0.0509            (0.0509)                  --               (0.0509)
Period ended 03/31/1996(a)........      1.00               0.0458            (0.0458)           $ (0.0000)#             (0.0458)
Year ended 05/31/1995.............      1.00               0.0494            (0.0494)             (0.0000)#             (0.0494)
Year ended 05/31/1994.............      1.00               0.0297            (0.0297)                  --               (0.0297)
Year ended 05/31/1993.............      1.00               0.0307            (0.0307)                  --               (0.0307)
Year ended 05/31/1992.............      1.00               0.0483            (0.0483)                  --               (0.0483)
Year ended 05/31/1991.............      1.00               0.0721            (0.0721)                  --               (0.0721)
Year ended 05/31/1990.............      1.00               0.0829            (0.0829)                  --               (0.0829)
Year ended 05/31/1989.............      1.00               0.0802            (0.0802)                  --               (0.0802)
Year ended 05/31/1988.............      1.00               0.0630            (0.0630)                  --               (0.0630)
Period ended 05/31/1987*..........      1.00               0.0262            (0.0262)                  --               (0.0262)

PRIMARY B SHARES
Six months ended 09/30/1997
  (unaudited).....................    $ 1.00             $ 0.0252           $(0.0252)                  --             $ (0.0252)
Year ended 03/31/1997.............      1.00               0.0484            (0.0484)                  --               (0.0484)
Period ended 03/31/1996(a)........      1.00               0.0437            (0.0437)           $ (0.0000)#             (0.0437)
Period ended 05/31/1995*..........      1.00               0.0449            (0.0449)             (0.0000)#             (0.0449)

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited).....................    $ 1.00             $ 0.0247           $(0.0247)                  --             $ (0.0247)
Year ended 03/31/1997.............      1.00               0.0474            (0.0474)                  --               (0.0474)
Period ended 03/31/1996(a)........      1.00               0.0429            (0.0429)           $ (0.0000)#             (0.0429)
Year ended 05/31/1995.............      1.00               0.0457            (0.0457)             (0.0000)#             (0.0457)
Year ended 05/31/1994.............      1.00               0.0262            (0.0262)                  --               (0.0262)
Year ended 05/31/1993.............      1.00               0.0272            (0.0272)                  --               (0.0272)
Year ended 05/31/1992.............      1.00               0.0448            (0.0448)                  --               (0.0448)
Period ended 05/31/1991*..........      1.00               0.0592            (0.0592)                  --               (0.0592)

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited).....................    $ 1.00             $ 0.0252           $(0.0252)                  --             $ (0.0252)
Year ended 03/31/1997.............      1.00               0.0484            (0.0484)                  --               (0.0484)
Period ended 03/31/1996(a)........      1.00               0.0437            (0.0437)           $ (0.0000)#             (0.0437)
Year ended 05/31/1995.............      1.00               0.0468            (0.0468)             (0.0000)#             (0.0468)
Period ended 05/31/1994*..........      1.00               0.0015            (0.0015)                  --               (0.0015)

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited).....................    $ 1.00             $ 0.0252           $(0.0252)                  --             $ (0.0252)
Year ended 03/31/1997.............      1.00               0.0484            (0.0484)                  --               (0.0484)
Period ended 03/31/1996(a)........      1.00               0.0437            (0.0437)           $ (0.0000)#             (0.0437)
Year ended 05/31/1995.............      1.00               0.0468            (0.0468)             (0.0000)#             (0.0468)
Period ended 05/31/1994*..........      1.00               0.0019            (0.0019)                  --               (0.0019)

DAILY SHARES
Six months ended 09/30/1997
  (unaudited).....................    $ 1.00             $ 0.0239           $(0.0239)                  --             $ (0.0239)
Year ended 03/31/1997.............      1.00               0.0455            (0.0455)                  --               (0.0455)
Period ended 03/31/1996(a)........      1.00               0.0404            (0.0404)                  --               (0.0404)
Period ended 05/31/1995*..........      1.00               0.0167            (0.0167)                  --               (0.0167)

---------------

   * Nations Treasury Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on
     December 15, 1986, June 16, 1994, July 16, 1990, May 16, 1994, May 11, 1994 and February 9, 1995, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Amount represents less than $0.0001 per share.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               WITHOUT WAIVERS AND/OR
                                                                                               EXPENSE REIMBURSEMENTS
                                                                                           ------------------------------
                                                       RATIO OF            RATIO OF         RATIO OF
        NET ASSET                   NET ASSETS         OPERATING        NET INVESTMENT      OPERATING
          VALUE                       END OF          EXPENSES TO           INCOME         EXPENSES TO     NET INVESTMENT
          END OF        TOTAL         PERIOD          AVERAGE NET         TO AVERAGE       AVERAGE NET         INCOME
          PERIOD       RETURN++     (IN 000'S)          ASSETS            NET ASSETS         ASSETS          PER SHARE
-------------------------------------------------------------------------------------------------------------------------
          $ 1.00          2.67%     $1,119,755            0.30%+              5.27%+           0.35%+         $ 0.0262
            1.00          5.22       1,345,585            0.30                5.09             0.34             0.0505
            1.00          4.67         821,030            0.30+               5.52+            0.37+            0.0453
            1.00          5.05       2,896,868            0.30                4.99             0.35             0.0489
            1.00          2.99       2,679,992            0.30                2.97             0.36             0.0292
            1.00          3.12       2,956,796            0.30                3.02             0.36             0.0302
            1.00          4.95+++    1,094,741            0.29                4.82             0.42             0.0470
            1.00          7.46+++      955,186            0.25                7.04             0.43             0.0703
            1.00          8.61+++      392,843            0.25                8.18             0.59+++          0.0693+++
            1.00          8.33+++       90,946            0.39                7.93             0.58+++          0.0783+++
            1.00          6.49+++      111,414            0.38                6.31             0.65+++          0.0603+++
            1.00          2.64+++       66,221            0.35+               5.68+            0.75+/+++        0.0222+++

          $ 1.00          2.55%     $   33,180            0.55%+              5.02%+           0.60%+         $ 0.0250
            1.00          4.96          55,170            0.55                4.84             0.59             0.0480
            1.00          4.46          47,488            0.55+               5.27+            0.62+            0.0432
            1.00          4.56          56,815            0.55+               4.74+            0.60+            0.0444

          $ 1.00          2.49%     $1,464,926            0.65%+              4.92%+           0.70%+         $ 0.0245
            1.00          4.85         719,199            0.65                4.74             0.69             0.0470
            1.00          4.36          89,584            0.65+               5.17+            0.72+            0.0424
            1.00          4.65         107,475            0.67                4.62             0.72             0.0452
            1.00          2.67          74,195            0.65                2.62             0.71             0.0257
            1.00          2.77         105,828            0.65                2.67             0.71             0.0266
            1.00          4.57+++       90,917            0.64                4.47             0.76             0.0435
            1.00          6.98+++       37,265            0.61+               6.53+            0.83+            0.0570

          $ 1.00          2.55%     $  666,812            0.55%+              5.02%+           0.60%+         $ 0.0250
            1.00          4.96         973,297            0.55                4.84             0.59             0.0480
            1.00          4.46       1,525,048            0.55+               5.27+            0.62+            0.0432
            1.00          4.76          52,564            0.56                4.73             0.61             0.0463
            1.00          0.14               2            0.55+               2.72+            0.61+            0.0014

          $ 1.00          2.55%     $    7,796            0.55%+              5.02%+           0.60%+         $ 0.0250
            1.00          4.96          13,868            0.55                4.84             0.59             0.0480
            1.00          4.46           8,783            0.55+               5.27+            0.62+            0.0432
            1.00          4.76           6,373            0.56                4.73             0.61             0.0463
            1.00          0.19             191            0.55+               2.72+            0.61+            0.0019

          $ 1.00          2.42%     $  169,711            0.80%+              4.77%+           0.85%+         $ 0.0237
            1.00          4.66          16,323            0.80                4.59             0.84             0.0451
            1.00          4.09               2            0.64+               5.18+            0.71+            0.0399
            1.00          1.67               2            0.55+               4.74+            0.60+            0.0162

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                 NET ASSET                      DIVIDENDS      DISTRIBUTIONS         TOTAL
                                                   VALUE            NET          FROM NET        FROM NET          DIVIDENDS
                                                BEGINNING OF     INVESTMENT     INVESTMENT       REALIZED             AND
                                                   PERIOD          INCOME         INCOME       CAPITAL GAINS     DISTRIBUTIONS
                                                ------------------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).......     $ 1.00         $ 0.0262       $(0.0262)              --         $ (0.0262)
Year ended 03/31/1997.........................       1.00           0.0503        (0.0503)              --           (0.0503)
Period ended 03/31/1996(a)....................       1.00           0.0173        (0.0173)              --           (0.0173)
Year ended 11/30/1995.........................       1.00           0.0558        (0.0558)              --           (0.0558)
Year ended 11/30/1994.........................       1.00           0.0375        (0.0375)       $ (0.0000)#         (0.0375)
Year ended 11/30/1993.........................       1.00           0.0294        (0.0294)              --           (0.0294)
Year ended 11/30/1992.........................       1.00           0.0358        (0.0358)              --           (0.0358)
Period ended 11/30/1991*......................       1.00           0.0571        (0.0571)              --           (0.0571)

PRIMARY B SHARES
Six months ended 09/30/1997 (unaudited).......     $ 1.00         $ 0.0250       $(0.0250)              --         $ (0.0250)
Year ended 03/31/1997.........................       1.00           0.0478        (0.0478)              --           (0.0478)
Period ended 03/31/1996(a)....................       1.00           0.0165        (0.0165)              --           (0.0165)
Year ended 11/30/1995.........................       1.00           0.0533        (0.0533)              --           (0.0533)
Period ended 11/30/1994*......................       1.00           0.0200        (0.0200)       $ (0.0000)#         (0.0200)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).......     $ 1.00         $ 0.0245       $(0.0245)              --         $ (0.0245)
Year ended 03/31/1997.........................       1.00           0.0468        (0.0468)              --           (0.0468)
Period ended 03/31/1996(a)....................       1.00           0.0162        (0.0162)              --           (0.0162)
Year ended 11/30/1995.........................       1.00           0.0522        (0.0522)              --           (0.0522)
Year ended 11/30/1994.........................       1.00           0.0340        (0.0340)       $ (0.0000)#         (0.0340)
Year ended 11/30/1993.........................       1.00           0.0256        (0.0256)              --           (0.0256)
Year ended 11/30/1992.........................       1.00           0.0358        (0.0358)              --           (0.0358)
Period ended 11/30/1991*......................       1.00           0.0571        (0.0571)              --           (0.0571)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).......     $ 1.00         $ 0.0250       $(0.0250)              --         $ (0.0250)
Year ended 03/31/1997.........................       1.00           0.0478        (0.0478)              --           (0.0478)
Period ended 03/31/1996(a)....................       1.00           0.0165        (0.0165)              --           (0.0165)
Year ended 11/30/1995.........................       1.00           0.0532        (0.0532)              --           (0.0532)
Period ended 11/30/1994*......................       1.00           0.0222        (0.0222)       $ (0.0000)#         (0.0222)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).......     $ 1.00         $ 0.0250       $(0.0250)              --         $ (0.0250)
Year ended 03/31/1997.........................       1.00           0.0478        (0.0478)              --           (0.0478)
Period ended 03/31/1996(a)....................       1.00           0.0165        (0.0165)              --           (0.0165)
Year ended 11/30/1995.........................       1.00           0.0532        (0.0532)              --           (0.0532)
Period ended 11/30/1994*......................       1.00           0.0290        (0.0290)       $ (0.0000)#         (0.0290)

DAILY SHARES
Six months ended 09/30/1997 (unaudited).......     $ 1.00         $ 0.0237       $(0.0237)              --         $ (0.0237)
Year ended 03/31/1997.........................       1.00           0.0453        (0.0453)              --           (0.0453)
Period ended 03/31/1996(a)....................       1.00           0.0157        (0.0157)              --           (0.0157)
Period ended 11/30/1995*......................       1.00           0.0418        (0.0418)              --           (0.0418)

---------------

   * Nations Government Money Market Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on December 3, 1990, June 16, 1994, February 11, 1991, May 17, 1994, March 21, 1994 and February 10, 1995,
     respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.
 +++ Unaudited.
   # Amount represents less than $0.0001 per share.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.00, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                 ------------------------------
                                               RATIO OF          RATIO OF         RATIO OF
    NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
      VALUE                      END OF       EXPENSES TO       INCOME TO        EXPENSES TO     NET INVESTMENT
     END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       AVERAGE NET         INCOME
     PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           ASSETS          PER SHARE
---------------------------------------------------------------------------------------------------------------
      $1.00         2.66%       $244,547          0.30%+(b)        5.23%+            0.58%+(b)      $ 0.0250(b)
       1.00         5.18         299,394          0.30             5.03              0.57             0.0476
       1.00         1.74         336,771          0.30+            5.20+             0.59+            0.0163
       1.00         5.72         332,895          0.30             5.58              0.57             0.0531
       1.00         3.84         432,729          0.30             3.79              0.59             0.0347
       1.00         2.96         475,180          0.30             2.91              0.56             0.0269
       1.00         3.63+++      414,412          0.42             3.55              0.58             0.0341
       1.00         5.87+++      333,979          0.43+            5.49+             0.62+            0.0551

      $1.00         2.52%       $ 19,080          0.55%+(b)        4.98%+            0.83%+(b)      $ 0.0236(b)
       1.00         4.93          19,450          0.55             4.78              0.82             0.0451
       1.00         1.66          31,581          0.55+            4.95+             0.84+            0.0155
       1.00         5.45          27,122          0.55             5.33              0.82             0.0506
       1.00         2.02          72,747          0.55+            3.54+             0.84+            0.0186

      $1.00         2.48%       $ 26,370          0.65%+(b)        4.88%+            0.93%+(b)      $ 0.0231(b)
       1.00         4.80          18,717          0.65             4.68              0.92             0.0441
       1.00         1.62          48,742          0.65+            4.85+             0.94+            0.0152
       1.00         5.34          26,175          0.65             5.23              0.92             0.0495
       1.00         3.45          20,173          0.65             3.44              0.94             0.0311
       1.00         2.60          10,499          0.61             2.60              0.87             0.0231
       1.00         3.63+++       13,851          0.42             3.55              0.58             0.0341
       1.00         5.86+++        8,949          0.43+            5.49+             0.62+            0.0551

      $1.00         2.52%       $ 27,058          0.55%+(b)        4.98%+            0.83%+(b)      $ 0.0236(b)
       1.00         4.93          27,750          0.55             4.78              0.82             0.0451
       1.00         1.66          62,617          0.55+            4.95+             0.84+            0.0155
       1.00         5.45          27,079          0.55             5.33              0.82             0.0505
       1.00         2.24          11,955          0.55+            3.54+             0.84+            0.0206

      $1.00         2.52%       $  3,859          0.55%+(b)        4.98%+            0.83%+(b)      $ 0.0236(b)
       1.00         4.93           2,142          0.55             4.78              0.82             0.0451
       1.00         1.66           1,731          0.55+            4.95+             0.84+            0.0155
       1.00         5.44           4,414          0.55             5.33              0.82             0.0505
       1.00         2.94             476          0.55+            3.54+             0.84+            0.0268

      $1.00         2.39%       $  6,784          0.80%+(b)        4.73%+            1.08%+(b)      $ 0.0223(b)
       1.00         4.63           7,860          0.80             4.53              1.07             0.0426
       1.00         1.58               2          0.71+            4.79+             1.00+            0.0147
       1.00         4.38               2          0.55+            5.33+             0.82+            0.0397

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                          NET ASSET                              DIVIDENDS              TOTAL
                                                            VALUE                NET              FROM NET            DIVIDENDS
                                                         BEGINNING OF         INVESTMENT         INVESTMENT              AND
                                                            PERIOD              INCOME             INCOME           DISTRIBUTIONS
                                                         ------------------------------------------------------------------------
NATIONS PRIME FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited)..........           $ 1.00             $ 0.0273           $(0.0273)           $ (0.0273)
Year ended 03/31/1997............................             1.00               0.0520            (0.0520)             (0.0520)
Period ended 03/31/1996(a).......................             1.00               0.0468            (0.0468)             (0.0468)
Year ended 05/31/1995............................             1.00               0.0519            (0.0519)             (0.0519)
Year ended 05/31/1994............................             1.00               0.0318            (0.0318)             (0.0318)
Year ended 05/31/1993............................             1.00               0.0328            (0.0328)             (0.0328)
Year ended 05/31/1992............................             1.00               0.0506            (0.0506)             (0.0506)
Year ended 05/31/1991............................             1.00               0.0749            (0.0749)             (0.0749)
Year ended 05/31/1990............................             1.00               0.0855            (0.0855)             (0.0855)
Year ended 05/31/1989............................             1.00               0.0839            (0.0839)             (0.0839)
Year ended 05/31/1988............................             1.00               0.0675            (0.0675)             (0.0675)
Period ended 05/31/1987*.........................             1.00               0.0277            (0.0277)             (0.0277)

PRIMARY B SHARES
Six months ended 09/30/1997 (unaudited)..........           $ 1.00             $ 0.0261           $(0.0261)           $ (0.0261)
Year ended 03/31/1997............................             1.00               0.0495            (0.0495)             (0.0495)
Period ended 03/31/1996(a).......................             1.00               0.0447            (0.0447)             (0.0447)
Period ended 05/31/1995*.........................             1.00               0.0474            (0.0474)             (0.0474)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited)..........           $ 1.00             $ 0.0256           $(0.0256)           $ (0.0256)
Year ended 03/31/1997............................             1.00               0.0485            (0.0485)             (0.0485)
Period ended 03/31/1996(a).......................             1.00               0.0438            (0.0438)             (0.0438)
Year ended 05/31/1995............................             1.00               0.0475            (0.0475)             (0.0475)
Year ended 05/31/1994............................             1.00               0.0283            (0.0283)             (0.0283)
Year ended 05/31/1993............................             1.00               0.0293            (0.0293)             (0.0293)
Year ended 05/31/1992............................             1.00               0.0470            (0.0470)             (0.0470)
Period ended 05/31/1991*.........................             1.00               0.0617            (0.0617)             (0.0617)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited)..........           $ 1.00             $ 0.0261           $(0.0261)           $ (0.0261)
Year ended 03/31/1997............................             1.00               0.0495            (0.0495)             (0.0495)
Period ended 03/31/1996(a).......................             1.00               0.0447            (0.0447)             (0.0447)
Year ended 05/31/1995............................             1.00               0.0493            (0.0493)             (0.0493)
Period ended 05/31/1994*.........................             1.00               0.0015            (0.0015)             (0.0015)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited)..........           $ 1.00             $ 0.0261           $(0.0261)           $ (0.0261)
Year ended 03/31/1997............................             1.00               0.0495            (0.0495)             (0.0495)
Period ended 03/31/1996(a).......................             1.00               0.0447            (0.0447)             (0.0447)
Year ended 05/31/1995............................             1.00               0.0493            (0.0493)             (0.0493)
Period ended 05/31/1994*.........................             1.00               0.0155            (0.0155)             (0.0155)

DAILY SHARES
Six months ended 09/30/1997 (unaudited)..........           $ 1.00             $ 0.0248           $(0.0248)           $ (0.0248)
Year ended 03/31/1997............................             1.00               0.0470            (0.0470)             (0.0470)
Period ended 03/31/1996(a).......................             1.00               0.0439            (0.0439)             (0.0439)
Period ended 05/31/1995*.........................             1.00               0.0173            (0.0173)             (0.0173)

---------------

   * Nations Prime Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on
     December 15, 1986, June 16, 1994, July 16, 1990, May 11, 1994, November 26, 1993 and February 9, 1995, respectively.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                 ------------------------------
                                               RATIO OF          RATIO OF         RATIO OF
    NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
      VALUE                      END OF       EXPENSES TO         INCOME         EXPENSES TO     NET INVESTMENT
     END OF        TOTAL         PERIOD       AVERAGE NET       TO AVERAGE       AVERAGE NET         INCOME
     PERIOD       RETURN++     (IN 000'S)       ASSETS          NET ASSETS         ASSETS          PER SHARE
    -----------------------------------------------------------------------------------------------------------
      $1.00         2.77%     $3,655,758          0.30%+           5.45%+            0.34%+         $ 0.0271
       1.00         5.34       2,533,688          0.30             5.21              0.35             0.0516
       1.00         4.79       2,472,469          0.30+            5.62+             0.37+            0.0463
       1.00         5.32       2,873,096          0.30             5.23              0.38             0.0511
       1.00         3.22       2,883,762          0.30             3.20              0.37             0.0311
       1.00         3.33       1,156,266          0.30             3.25              0.36             0.0322
       1.00         5.19+++      500,476          0.30             5.03              0.42             0.0494
       1.00         7.75+++      574,993          0.30             7.47              0.44             0.0735
       1.00         8.88+++      433,298          0.32             8.43              0.50+++          0.0731+++
       1.00         8.71+++      115,295          0.35             8.11              0.55+++          0.0819+++
       1.00         6.94+++      264,063          0.36             6.73              0.56+++          0.0655+++
       1.00         2.79+++      252,562          0.35+            5.99+             0.65+/+++        0.0247+++

      $1.00         2.63%     $   67,279          0.55%+           5.20%+            0.59%+         $ 0.0259
       1.00         5.05         184,021          0.55             4.96              0.60             0.0491
       1.00         4.57          96,305          0.55+            5.37+             0.62+            0.0442
       1.00         4.84         126,120          0.55+            4.98+             0.63+            0.0466

      $1.00         2.60%     $1,364,335          0.65%+           5.10%+            0.69%+         $ 0.0254
       1.00         4.96       1,157,724          0.65             4.86              0.70             0.0481
       1.00         4.48       1,099,490          0.65+            5.27+             0.72+            0.0433
       1.00         4.85         698,358          0.75             4.78              0.83             0.0467
       1.00         2.86         511,833          0.65             2.85              0.72             0.0276
       1.00         2.97         306,376          0.65             2.90              0.71             0.0287
       1.00         4.81+++      281,101          0.65             4.67              0.77             0.0458
       1.00         7.31+++      144,202          0.65+            6.69+             0.79+            0.0603

      $1.00         2.63%     $  643,086          0.55%+           5.20%+            0.59%+         $ 0.0259
       1.00         5.05         381,015          0.55             4.96              0.60             0.0491
       1.00         4.57         358,646          0.55+            5.37+             0.62+            0.0442
       1.00         5.03         216,973          0.56             4.97              0.64             0.0485
       1.00         0.15               2          0.55+            2.95+             0.62+            0.0015

      $1.00         2.63%     $   81,887          0.55%+           5.20%+            0.59%+         $ 0.0259
       1.00         5.05          93,678          0.55             4.96              0.60             0.0491
       1.00         4.57          74,822          0.55+            5.37+             0.62+            0.0442
       1.00         5.03          53,451          0.56             4.97              0.64             0.0485
       1.00         1.58           1,481          0.55+            2.95+             0.62+            0.0151

      $1.00         2.51%     $  104,812          0.80%+           4.95%+            0.84%+         $ 0.0246
       1.00         4.80           9,010          0.80             4.71              0.85             0.0466
       1.00         4.49              40          0.67+            5.25+             0.74+            0.0434
       1.00         1.74               2          0.55+            4.98+             0.63+            0.0165

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS                                     (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of the date of this report, the Trust offers thirty-three separate portfolios and the Company offers eight separate portfolios. Information presented in these financial statements pertains only to: Nations Prime Fund, Nations Government Money Market Fund, Nations Treasury Fund and Nations Tax Exempt Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The portfolio securities of each Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and other assets are valued by the Funds' investment adviser under the supervision of the Board of Trustees or the Board of Directors.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral should be at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees or the Board of Directors, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with institutions that the Funds' investment adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Schedule of Investments.

At September 30, 1997, Nations Treasury Fund had reverse repurchase agreements outstanding as follows:

    Maturity Amount..............................................................     $489,182,000
    Maturity Date................................................................         07/01/98
    Market Value of Assets Sold Under Agreements.................................     $484,547,507

The average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 1997 was $487,628,697.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

The proceeds received by Nations Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended September 30, 1997, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $371,817 and have been included in interest income in the Statement of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization premiums calculated ratably, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

Each of the Trust and the Company has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A., ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee from (i) Nations Government Money Market Fund and Nations Tax Exempt Fund calculated daily and payable monthly based on the annual rate of 0.40% of the average daily net assets of such Funds and (ii) Nations Prime Fund and Nations Treasury Fund at the following annual rates multiplied by the combined average daily net assets of such Funds, as follows:

                                                                    FEES ON COMBINED     FEES ON COMBINED
                                                                      ASSETS UP TO       ASSETS EXCEEDING
                                                                      $250 MILLION         $250 MILLION
                                                                    -------------------------------------
    Nations Prime Fund............................................        0.25%                0.20%
    Nations Treasury Fund.........................................        0.25%                0.20%

Each of the Trust and the Company has, on behalf of its Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

subsidiary of NationsBank. Under the terms of these Sub-Advisory Agreements, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company pursuant to administration agreements (the "Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company pursuant to co-administration agreements (the "Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust and the Company and the investment portfolios of Nations Fund Portfolios, Inc. (another registered investment company which is part of the Nations Funds Family) on a combined basis. NationsBank serves as the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1997, Stephens earned $4,160,566, net of fee waiver, from the Funds for its administration services, of which $569,583, was paid to NationsBank for its services as sub-administrator.

The investment adviser, sub-adviser and administrator may, from time to time, reduce their fees payable by each Fund. For the six months ended September 30, 1997, the investment adviser/administrator voluntarily waived fees as follows:

                                                                         FEES WAIVED       FEES WAIVED
                                                                         BY ADVISER      BY ADMINISTRATOR
                                                                         --------------------------------
    Nations Prime Fund.................................................  $   674,594         $549,593
    Nations Government Money Market Fund...............................      449,588           35,070
    Nations Treasury Fund..............................................      442,844          358,000
    Nations Tax Exempt Fund............................................    2,341,127          201,502

NationsBank of Texas, N.A.("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") acts as Custodian of the Trust's and the Company's assets and, for the six months ended September 30, 1997, earned $13,492 for providing such services. BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian for the Funds. The Trust and the Company accrue a credit on daily cash balances held at BONY. The earnings credit is applied to the monthly custody fee. For the six months ended September 30, 1997 the earnings credit was $4,549.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1997, earned approximately $10,574 for providing such services. Stephens also serves as distributor of the Funds' shares.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust or the Company for serving as a trustee, director, officer or employee of the Trust or the Company. The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund. The expense for the deferred compensation plan is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust and the Company each have adopted shareholder servicing plans ("Servicing Plans") for Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares), Investor C Shares and Daily Shares of each Fund; and a distribution plan ("Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares, Investor B Shares and Daily Shares of each Fund (collectively, the "Plans"). The Servicing Plans permit the Funds to compensate servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares, respectively. The Distribution Plans permit the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor A Shares, Investor B Shares or Daily Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Funds. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares, respectively.

For the six months ended September 30, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                        PRIMARY B   INVESTOR A    INVESTOR A    INVESTOR B    INVESTOR B    INVESTOR C     DAILY        DAILY
                        SERVICING   SERVICING    DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING    SERVICING   DISTRIBUTION
         FUND             FUND         PLAN          PLAN          PLAN          PLAN          PLAN        PLAN          PLAN
---------------------------------------------------------------------------------------------------------------------------------
Nations Prime Fund....     0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%        0.25%
Nations Government
  Money Market Fund...     0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%        0.25%
Nations Treasury
  Fund................     0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%        0.25%
Nations Tax Exempt
  Fund................     0.25%       0.25%           --          0.20%          --           0.18%        0.25%        0.25%

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

4.  SHARES OF BENEFICIAL INTEREST.

As of September 30, 1997, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5.  RESTRICTED SECURITIES.

The following securities are illiquid and restricted as to resale and, accordingly, are valued at fair market value in good faith by or under the direction of the Trust's Board of Trustees or the Company's Board of Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at September 30, 1997.

                                                                   VALUE                    PERCENTAGE
                                     ACQUISITION                    PER         MARKET          OF         COST AT
             SECURITY                   DATE        PAR VALUE       UNIT        VALUE       NET ASSETS     09/30/97
---------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
  5.835% 12/29/97#.................     11/01/96   $ 25,000,000    $ 1.00    $ 25,000,000       0.4%     $ 25,000,000
  5.835% 12/29/97#.................     12/01/96     25,000,000      1.00      25,000,000       0.4        25,000,000

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

                                                                   VALUE                    PERCENTAGE
                                     ACQUISITION                    PER         MARKET          OF         COST AT
             SECURITY                   DATE        PAR VALUE       UNIT        VALUE       NET ASSETS     09/30/97
---------------------------------------------------------------------------------------------------------------------
Anchor National Life Insurance
  Company:
  5.882% 12/29/97#.................     12/01/96   $ 25,000,000    $ 1.00    $ 25,000,000       0.4%     $ 25,000,000
  5.980% 10/01/97+++...............     07/01/96     50,000,000      1.00      50,000,000       0.9        50,000,000
Commonwealth Life Insurance
  Company, Inc.:
  5.850% 03/27/98#.................     12/01/96     62,000,000      1.00      62,000,000       1.0        62,000,000
  5.850% 03/27/98#.................     02/02/97     10,000,000      1.00      10,000,000       0.1        10,000,000
Life Insurance Company of Georgia,
  5.817% 03/27/98#.................     01/01/97     60,000,000      1.00      60,000,000       1.0        60,000,000
New York Life Insurance Company,
  5.864% 10/06/97+++...............     10/07/96    100,000,000      1.00     100,000,000       1.6       100,000,000
Peoples Security Life Insurance
  Company:
  5.850% 12/04/97+++...............     11/04/96     20,000,000      1.00      20,000,000       0.4        20,000,000
  5.910% 03/27/98#.................     01/05/97     20,000,000      1.00      20,000,000       0.4        20,000,000
Sun Life Insurance Company of
  America,
  5.942% 03/27/98#.................     04/01/96     50,000,000      1.00      50,000,000       0.9        50,000,000
Travelers Life Insurance Company,
  5.736% 11/01/97+++...............     02/03/97     25,000,000      1.00      25,000,000       0.4        25,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                             $422,000,000       7.9%     $472,000,000
=====================================================================================================================

  # Put Date

+++ Reset Date

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities of Nations Prime Fund are restricted as to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days notice.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at September 30, 1997.

                                                                   VALUE                  PERCENTAGE
                                       ACQUISITION                  PER       MARKET          OF         COST AT
              SECURITY                    DATE        PAR VALUE    UNIT       VALUE       NET ASSETS     09/30/97
-------------------------------------------------------------------------------------------------------------------
General American Life Insurance
  Company:
  5.830% 10/01/97+++.................     04/09/96   $50,000,000   $1.00   $ 50,000,000       0.9%     $ 50,000,000
  5.830% 10/07/97#...................     02/06/97    50,000,000    1.00     50,000,000       0.9        50,000,000
Life Insurance Company of Virginia:
  5.626% 10/07/97#...................     09/02/96    50,000,000    1.00     50,000,000       0.9        50,000,000
  5.650% 10/07/97#...................     02/01/97    25,000,000    1.00     25,000,000       0.4        25,000,000
  5.650% 10/07/97#...................     03/01/97    25,000,000    1.00     25,000,000       0.4        25,000,000
-------------------------------------------------------------------------------------------------------------------
                                                                           $150,000,000       3.5%     $200,000,000
===================================================================================================================

# Put Date

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

6.  LINE OF CREDIT.

The Trust and the Company participate in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement each Fund may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the agreement) to aggregate amount of indebtedness pursuant to the agreement.

Borrowings for the six months ended September 30, 1997 by the Funds under each agreement are disclosed below:

                                 AMOUNT         MAXIMUM       AVERAGE                        AVERAGE       INTEREST
                               OUTSTANDING      AMOUNT        AMOUNT         AVERAGE          DEBT           RATE          INTEREST
            FUND              AT 09/30/1997   OUTSTANDING   OUTSTANDING       SHARES        PER SHARE    HIGH     LOW      EXPENSE
-----------------------------------------------------------------------------------------------------------------------------------
Nations Tax Exempt Fund.....    $ 500,000     $2,040,000      $36,175      1,983,598,558    $0.00(a)     6.31%    6.02%    $1,109

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended September 30, 1997.

7.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1997, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                1998         1999        2001        2002        2003        2004        2005
                              ---------------------------------------------------------------------------------
Nations Prime Fund..........  $216,957     $203,217          --          --          --     $24,136     $25,486
Nations Government Money
  Market Fund...............        --           --          --     $ 1,266     $64,553       1,658          --
Nations Treasury Fund.......        --           --          --          --          --       6,459      24,565
Nations Tax Exempt Fund.....        --           --     $23,264      16,054      29,615          --       1,480

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 1997, Nations Treasury Fund has elected to defer losses occurring between November 1, 1996 and March 31, 1997, under these rules, in the amount of $7,730.

NATIONS FUNDS

--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                      (UNAUDITED)

8.  REORGANIZATIONS.

On May 16, 1997 certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund at the acquisition date as well as the net assets of each Acquiring Fund after the acquisition are as follows:

                                                                VALUE OF                                            TOTAL NET
                                             SHARES ISSUED   SHARES ISSUED      TOTAL NET        TOTAL NET          ASSETS OF
 ACQUIRING       ACQUIRED      ACQUISITION   BY ACQUIRING     BY ACQUIRING      ASSETS OF        ASSETS OF       ACQUIRING FUND
    FUND           FUND           DATE           FUND             FUND        ACQUIRED FUND    ACQUIRING FUND   AFTER ACQUISITION
---------------------------------------------------------------------------------------------------------------------------------
Nations          Pilot
  Prime Money    Short-Term      05/16/97    1,855,173,183   $1,855,173,183   $1,854,583,091   $4,275,976,797    $ 6,130,559,888
  Market Fund    Diversified
                 Assets Fund

Nations          Pilot
  Treasury       Short-Term      05/16/97    1,619,877,976    1,619,877,976    1,619,653,674    2,618,142,225      4,237,795,899
  Fund           U.S. Treasury
                 Fund

Nations          Pilot
  Tax-Exempt     Short-Term      05/16/97      392,015,036      392,015,036      391,958,209    1,461,772,857      1,853,731,066

  Fund           Tax Exempt
                 Diversified
                 Fund

Nations          Pilot Missouri
  Tax-Exempt     Short-Term      05/16/97      226,984,191      226,984,191      226,779,626    1,853,731,066      2,080,510,692
  Fund           Tax-Exempt Fund

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
















                          [GRAPHIC DEPICTING BASKETS]

                                                           --------------------
[NATIONS FUNDS LOGO]                                             BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
P.O. Box 32602                                                 N READING, MA
Charlotte NC 28234-4602                                          PERMIT NO.
Toll Free 1-800-982-2271                                            105
                                                           --------------------





SAR4 97495 9/97